File Nos. 811-4870
                                                                         33-9451
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

         Pre-Effective Amendment No.                                      [  ]


         Post-Effective Amendment No. 24                                  [X]


                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]


         Amendment No. 24                                                 [X]



                        (Check appropriate box or boxes.)

                        GENERAL NEW YORK MUNICIPAL MONEY
                      MARKET FUND (Exact Name of Registrant
                            as Specified in Charter)

                  c/o The Dreyfus Corporation
                  200 Park Avenue, New York, New York         10166
                  (Address of Principal Executive Offices)    (Zip Code)


         Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         ----


          X       on April 1, 2001 pursuant to paragraph (b)
         ----


                  60 days after filing pursuant to paragraph (a)(i)
         ----
                  on     (date)      pursuant to paragraph (a)(i)
         ----
                  75 days after filing pursuant to paragraph (a)(ii)
         ----
                  on     (date)      pursuant to paragraph (a)(ii) of Rule 485
         ----

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date
         ----     for a previously filed post-effective amendment.


General
Money Market
Funds

General Money Market Fund

General Government Securities
Money Market Fund

General Treasury Prime
Money Market Fund

General Municipal Money Market Fund

General California Municipal
Money Market Fund


General New York Municipal
Money Market Fund

Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS April 1, 2001


CLASS A SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Government Securities                                             4
Money Market Fund

General Treasury Prime                                                    6
Money Market Fund

General Municipal                                                         8
Money Market Fund

General California Municipal                                             10
Money Market Fund



General New York Municipal                                               12
Money Market Fund
                                                                         14
Management
                                                                         15
Financial Highlights


Your Investment

--------------------------------------------------------------------------------


Account Policies                                                         18

Distributions and Taxes                                                  20

Services for Fund Investors                                              21

Instructions for Regular Accounts                                        22

Instructions for IRAs                                                    23

For More Information


--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction


Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.


As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.



Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound) invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

                                                                     The Funds 1



<PAGE 1>

                                                       General Money Market Fund
                                                         -----------------------
                                                            Ticker Symbol: GMMXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

(pound)  repurchase agreements

(pound)  asset-backed securities

(pound) domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

(pound) dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound) the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



2

<PAGE 2>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



5.84     3.39     2.58    3.51     5.44    4.83    4.99     4.93    4.59    5.85
91       92       93      94       95      96      97       98      99      00

BEST QUARTER:                    Q1 '91                          +1.63%

WORST QUARTER:                   Q3 '93                          +0.63%

--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

5.85%                              5.04%                           4.59%

For the fund's current yield, call toll-free:
1-800-645-6561.





What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%


Shareholder services fee                                                0.04%

Other expenses                                                          0.04%
--------------------------------------------------------------------------------
TOTAL                                                                   0.78%

--------------------------------------------------------------------------------

Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$80                                  $249                                 $433                                 $966


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                    General Money Market Fund  3








<PAGE 3>

                                 General Government Securities Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GGSXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



4

<PAGE 4>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


5.66    3.47    2.71    3.69    5.36    4.79    4.86    4.83    4.46    5.64
91      92      93      94      95      96      97      98      99      00


BEST QUARTER:                    Q1 '91                          +1.52%

WORST QUARTER:                   Q3 '93                          +0.66%


--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/00


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


5.64%                              4.91%                           4.54%

For the fund's current yield, call toll-free:
1-800-645-6561.






What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.02%

Other expenses                                                          0.04%
--------------------------------------------------------------------------------

TOTAL                                                                   0.76%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$78                                  $243                                 $422                                 $942


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                              General Government Securities Money Market Fund  5








<PAGE 5>

                                        General Treasury Prime Money Market Fund
                                                              ------------------
                                                              Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


6


<PAGE 6>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in Class A. The bar chart shows the fund's performance for its first full calendar year of operations. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                        5.26
91      92      93      94      95      96      97      98      99      00


BEST QUARTER:                    Q3 '00                          +1.37%

WORST QUARTER:                   Q1 '00                          +1.16%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                               (12/1/99)
--------------------------------------------------------------------------------

         5.26%                                                  5.19%

For the fund's current yield, call toll-free:
1-800-645-6561.





What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%


Shareholder services fee                                                0.00%

Other expenses                                                          0.53%
--------------------------------------------------------------------------------

TOTAL                                                                   1.23%

--------------------------------------------------------------------------------

Expense example


1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$125                                 $390                                 $676                                 $1,489



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.23% to 0.80%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.



                                     General Treasury Prime Money Market Fund  7


<PAGE 7>

                                             General Municipal Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GTMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically of two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.


8


<PAGE 8>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



4.19    2.62    2.05    2.40   3.42    2.93    3.15    2.98    2.74    3.62
91      92      93      94     95      96      97      98      99      00


BEST QUARTER:                    Q1 '91                          +1.13%


WORST QUARTER:                   Q1 '94                          +0.46%

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


3.62%                              3.08%                           3.01%

For the fund's current yield, call toll-free:
1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.





EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Shareholder services fee                                                 0.02%

Other expenses                                                           0.06%
--------------------------------------------------------------------------------

TOTAL                                                                    0.58%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$59                                  $186                                 $324                                 $726


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                          General Municipal Money Market Fund  9








<PAGE 9>

                                  General California Municipal Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GCAXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically of two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) California's economy and revenues underlying its municipal obligations may decline

(pound) the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


10


<PAGE 10>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



4.56     2.90    2.30    2.57     3.22    2.84     2.99    2.73    2.46    3.07
91       92      93      94       95      96       97      98      99      00

BEST QUARTER:                    Q1 '91                     +1.19%


WORST QUARTER:                   Q1 '94                     +0.51%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


3.07%                              2.82%                           2.97%

For the fund's current yield, call toll-free:
1-800-645-6561.





What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%


Shareholder services fee                                                 0.02%

Other expenses                                                           0.06%
--------------------------------------------------------------------------------

TOTAL                                                                    0.58%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------


$59                                  $186                                 $324                                 $726




This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                              General California Municipal Money Market Fund  11








<PAGE 11>


                                    General New York Municipal Money Market Fund
                                                         -----------------------
                                                            Ticker Symbol: GNMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically of two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) New York's economy and revenues underlying its municipal obligations may decline

(pound) the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.


12


<PAGE 12>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)




4.28     2.63    1.97     2.46    3.28    2.79    3.00     2.73    2.48    3.41
91       92      93       94      95      96      97       98      99      00


BEST QUARTER:                    Q1 '91                         +1.11%


WORST QUARTER:                   Q1 '93                         +0.46%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


3.41%                              2.88%                           2.90%

For the fund's current yield, call toll-free:
1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%


Shareholder services fee                                                 0.08%

Other expenses                                                           0.09%
--------------------------------------------------------------------------------

TOTAL                                                                    0.67%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------


$68                                  $214                                 $373                                 $835



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                General New York Municipal Money Market Fund  13








<PAGE 13>

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $158 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The funds, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


14


<PAGE 14>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of the Class A shares of each fund for the periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.




                                                                                          TEN MONTHS ENDED        YEAR ENDED
                                                             YEAR ENDED NOVEMBER 30,        NOVEMBER 30,          JANUARY 31,
 GENERAL MONEY MARKET FUND                            2000          1999          1998         1997(1)        1997          1996
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                  1.00          1.00          1.00          1.00          1.00         1.00

 Investment operations:

    Investment income -- net                           .056          .044          .049          .041          .047         .053

 Distributions:

    Dividends from investment
    income -- net                                     (.056)        (.044)        (.049)        (.041)        (.047)       (.053)

 Net asset value, end of period                        1.00          1.00          1.00          1.00          1.00         1.00

 Total return (%)                                      5.77          4.53          4.98          4.99(2)       4.81         5.42
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)            .78           .78           .77           .88(2)        .84          .86

 Ratio of net investment income
 to average net assets (%)                             5.64          4.44          4.88          4.89(2)       4.71         5.28
 Decrease reflected in above expense
 ratios due to actions by Dreyfus (%)                   --            --            --            --            --           .01
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)              982,685       863,981       835,706       903,313       764,119      654,581


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(2)  ANNUALIZED.


                                                                                        TEN MONTHS ENDED        YEAR ENDED
 GENERAL GOVERNMENT SECURITIES                               YEAR ENDED NOVEMBER 30,        NOVEMBER 30,          JANUARY 31,
 MONEY MARKET FUND                                    2000          1999          1998         1997(1)        1997          1996
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period               1.00          1.00           1.00          1.00          1.00           1.00

 Investment operations:

    Investment income -- net                        .054          .043           .048          .040          .047           .052

 Distributions:

    Dividends from investment
    income -- net                                  (.054)        (.043)         (.048)        (.040)        (.047)         (.052)

 Net asset value, end of period                     1.00          1.00           1.00          1.00          1.00           1.00

 Total return (%)                                   5.54          4.42           4.88          4.84(2)       4.75           5.35
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)         .76           .76            .77           .82(2)        .82            .84

 Ratio of net investment income
 to average net assets (%)                          5.40          4.35           4.77          4.78(2)       4.65           5.22
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)           574,630       610,511        539,878       510,289       519,861        530,054


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(2)  ANNUALIZED.

                                                       Financial Highlights   15



<PAGE 15>

FINANCIAL HIGHLIGHTS (CONTINUED)




                                                                 YEAR ENDED
GENERAL TREASURY PRIME                                          NOVEMBER 30,
MONEY MARKET FUND                                                  2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                1.00

Investment operations:  Investment income -- net                    .051

Distributions: Dividends from investment income -- net             (.051)

Net asset value, end of period                                      1.00

Total return (%)                                                    5.21
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                          .80

Ratio of net investment income to average net assets (%)            5.49

Decrease reflected in above expense ratio due to
actions by Dreyfus (%)                                               .43
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                             20,179



(1)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.


                                                                                         YEAR ENDED NOVEMBER 30,
 GENERAL MUNICIPAL MONEY MARKET FUND                                             2000       1999       1998      1997       1996
-------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           1.00       1.00      1.00       1.00       1.00

Investment operations:

    Investment income -- net                                                    .035       .027      .030       .031       .029

Distributions:

    Dividends from investment income -- net                                    (.035)     (.027)    (.030)     (.031)     (.029)

 Net asset value, end of period                                                 1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                               3.56       2.71      3.02      3.14        2.97
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     .58        .58       .60        .62        .66

 Ratio of net investment income to average net assets (%)                       3.51       2.68      2.98       3.09       2.93
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                       271,638    285,849   280,398    273,058    256,862


16

<PAGE 16>



                                                                                          FOUR MONTHS ENDED       YEAR ENDED
 GENERAL CALIFORNIA MUNICIPAL                                YEAR ENDED NOVEMBER 30,        NOVEMBER 30,           JULY 31,
 MONEY MARKET FUND                                    2000          1999          1998         1997(1)        1997          1996
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                 1.00          1.00          1.00          1.00          1.00         1.00

Investment operations:

    Investment income -- net                          .030          .024          .027          .010          .029         .029

Distributions:

    Dividends from investment
    income -- net                                    (.030)        (.024)        (.027)        (.010)        (.029)       (.029)

 Net asset value, end of period                       1.00          1.00          1.00          1.00          1.00         1.00

 Total return (%)                                     3.04          2.44          2.78          2.96(2)       2.95         2.94
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)           .58           .61           .64           .70(2)        .64          .65

 Ratio of net investment income
 to average net assets (%)                            2.98          2.42          2.74          2.97(2)       2.91         2.91
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)             597,054       523,890       335,726       361,102       327,226      390,155


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30.

(2)  ANNUALIZED.


 GENERAL NEW YORK MUNICIPAL                                                                   YEAR ENDED NOVEMBER 30,
 MONEY MARKET FUND                                                               2000       1999       1998      1997       1996
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

Investment operations:

    Investment income -- net                                                     .033       .024      .027       .029       .028

Distributions:

    Dividends from investment income -- net                                     (.033)     (.024)    (.027)     (.029)     (.028)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.36       2.45      2.77       2.98       2.84
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .67        .68       .68        .66        .68

 Ratio of net investment income to average net assets (%)                        3.31       2.42      2.74       2.94       2.80
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        381,658    378,115   405,054    440,750    507,537

                                                       Financial Highlights   17



<PAGE 17>


Your Investment

ACCOUNT POLICIES

Buying shares

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described here.

APPLICABLE TO GENERAL MONEY MARKET FUND, GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND AND GENERAL TREASURY PRIME MONEY MARKET FUND ONLY:

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.


IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12:00 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 3:00 p.m. for General Treasury Prime Money Market Fund, or by 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made after 5:00 p.m, but by 8:00 p.m. for General Treasury Prime Money Market Fund or after 5:00 p.m., but by 8:00 p.m. for the other taxable money market funds, and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:
00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

APPLICABLE TO GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND, GENERAL MUNICIPAL MONEY MARKET FUND AND GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND ONLY:

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m., every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 4:00 p.m., you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m., you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 2:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the next NAV determined after the telephone order is accepted and will receive the dividend declared that day. If such an order is made after 2:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.


18


<PAGE 18>

BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified plans.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial         Additional
--------------------------------------------------------------------------------


REGULAR ACCOUNTS                   $2,500          $100; $500 FOR DREYFUS
                                                   TELETRANSFER INVESTMENTS


TRADITIONAL IRAS                   $750            NO MINIMUM

SPOUSAL IRAS                       $750            NO MINIMUM

ROTH IRAS                          $750            NO MINIMUM

EDUCATION IRAS                     $500            NO MINIMUM
                                                   AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100            $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.




Concepts to understand


NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.




Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

(pound) if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

(pound) the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares


--------------------------------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                 Minimum                 Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM              $250,000 PER DAY

WIRE                    $1,000                  $500,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS

DREYFUS                 $500                    $500,000 FOR JOINT ACCOUNTS
TELETRANSFER                                    EVERY 30 DAYS



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

(pound)  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                            Your Investment   19




<PAGE 19>

ACCOUNT POLICIES (CONTINUED)


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Small account policies

To offset the relatively higher costs of servicing smaller accounts, the California Municipal Money Market Fund and New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to most investors as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.


The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand


DIVIDENDS AND DISTRIBUTIONS: income or interest paid by a fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.






20


<PAGE 20>

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.

24-hour automated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.



Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Retirement plans


Dreyfus offers a variety of retirement plans for the taxable money market funds, including traditional, Roth and Education IRAs. Here's where you call for information:


(pound) for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

(pound) for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

                                                             Your Investment  21




<PAGE 21>

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

         In Writing

Complete the application.

Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 9387
Providence, RI 02940-9387


          By Telephone

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

   * ABA# 021000018
   * fund name and DDA#

   * General Money Market Fund
     DDA# 8900051957

   * General Government Securities
     Money Market Fund
     DDA# 8900052414

   * General Treasury Prime
     Money Market Fund
     DDA# 8900403349

   * General Municipal Money Market Fund
     DDA# 8900052376

   * General California Municipal
     Money Market Fund
     DDA# 8900052163


   * General New York Municipal
     Money Market Fund
     DDA# 8900052171

   * the share class
   * your Social Security or tax ID number
   * name(s) of investor(s)
   * dealer number if applicable

Call us to obtain an account number.
Return your application with the account number on the application.


           Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic
service(s) you want. Return your
application with your investment.






TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105
Newark, New Jersey 07101-0105



WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018
* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Government Securities
  Money Market Fund
  DDA# 8900052414

* General Treasury Prime
  Money Market Fund
  DDA# 8900403349

* General Municipal Money Market Fund
  DDA# 8900052376

* General California Municipal
  Money Market Fund
  DDA# 8900052163


* General New York Municipal
  Money Market Fund
  DDA# 8900052171

* the share class
* your account number
* name(s) of investor(s)
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES  Call us or your financial
representative to request a form to add
any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.


TO SELL SHARES


Write a redemption check OR write a letter of instruction that includes:


* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671
Providence, RI 02940-9671




WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file.
Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction.
Be sure the fund has your bank account
information on file. Proceeds will be sent to your bank by electronic check.

CHECK  Call us or your financial representative
 to request your transaction. A check will be sent to the address of record.


AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.





22



<PAGE 22>

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

         In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427
Providence, RI 02940-6427


           By Telephone
           ___________



           Automatically
           ___________





TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427
Providence, RI 02940-6427


WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018
* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Government Securities
  Money Market Fund
  DDA# 8900052414

* General Treasury Prime
  Money Market Fund
  DDA# 8900403349

* the share class
* your account number
* name of investor
* the contribution year
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.


ALL SERVICES  Call us or your financial
representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.
All contributions will count as current year.





TO SELL SHARES


Write a redemption check* OR write a letter of instruction that includes:


* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").


Mail your request to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427
Providence, RI 02940-6427

* A redemption check written for a qualified distribution is not subject to TEFRA.

                         _______________



SYSTEMATIC WITHDRAWAL PLAN  Call us to
request instructions to establish the plan.

                                                             Your Investment  23








<PAGE 23>

NOTES

<PAGE 24>


NOTES

<PAGE 25>


For More Information

General Money Market Fund
-----------------------------------
SEC file number:  811-3207


General Government Securities
Money Market Fund
-----------------------------------
SEC file number:  811-3456


General Treasury Prime
Money Market Fund
-----------------------------------
SEC file number:  811-3456


General Municipal
Money Market Fund
----------------------------------
SEC file number:  811-3481


General California Municipal
Money Market Fund
----------------------------------
SEC file number:  811-4871


General New York Municipal
Money Market Fund
-----------------------------------
SEC file number:  811-4870



More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
GEN-P0401A

General Money Market Funds

General Money Market Fund

General Government Securities Money Market Fund

General Treasury Prime Money Market Fund

General Municipal Money Market Fund

General California Municipal Money Market Fund



General New York Municipal Money Market Fund

Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS April 1, 2001


CLASS B SHARES

                                       _

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Government Securities
Money Market Fund                                                         4

General Treasury Prime
Money Market Fund                                                         6

General Municipal
Money Market Fund                                                         8

General California Municipal
Money Market Fund                                                        10




General New York Municipal
Money Market Fund                                                        12

Management                                                               14

Financial Highlights                                                     15


Your Investment
--------------------------------------------------------------------------------


Account Policies                                                         18

Distributions and Taxes                                                  20

Services for Fund Investors                                              21

Instructions for Regular Accounts                                        22

Instructions for IRAs                                                    23


For More Information
--------------------------------------------------------------------------------

MORE   INFORMATION   ON   EACH   FUND  CAN  BE  FOUND  IN  THE  FUND' S  CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction


Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.


As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound) invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

                                                                     The Funds 1



<PAGE 1>

                                                       General Money Market Fund
                                                         -----------------------
                                                            Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound)  certificates  of deposit, time deposits, bankers' acceptances and other
         short-term   securities   issued  by  domestic  or  foreign  banks  or
         their subsidiaries or branches

(pound)  repurchase agreements

(pound)  asset-backed securities

(pound) domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

(pound) dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound) the  risks   generally   associated  with   dollar-denominated   foreign
        investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



2

<PAGE 2>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                        4.68    4.84    4.73   4.37    5.61
91      92      93      94      95      96      97      98     99      00


BEST QUARTER:                    Q3 '00                          +1.47%


WORST QUARTER:                   Q2 '99                          +1.02%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00


                                                                   Since
                                                                 inception
1 Year                            5 Years                        (3/31/95)
--------------------------------------------------------------------------------


5.61%                              4.85%                           4.89%


For the fund's current yield, call toll-free:
1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%


Other expenses                                                          0.07%
--------------------------------------------------------------------------------

TOTAL                                                                   1.02%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------


$104                                 $325                                 $563                                 $1,248



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.02% to 1.00%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                                     General Money Market Fund 3








<PAGE 3>

                                 General Government Securities Money Market Fund
                                                          ----------------------
                                                            Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


4

<PAGE 4>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                       4.60    4.69    4.61    4.21    5.39
91      92      93      94      95     96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.42%


WORST QUARTER:                   Q2 '99                          +0.98%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00

                                                                   Since
                                                                 inception
1 Year                            5 Years                        (3/31/95)
--------------------------------------------------------------------------------

5.39%                              4.70%                           4.75%

For the fund's current yield, call toll-free:
1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%

Other expenses                                                          0.08%
--------------------------------------------------------------------------------

TOTAL                                                                   1.03%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------

$105                                 $328                                 $569                                 $1,259

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.03% to 1.00%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                               General Government Securities Money Market Fund 5








<PAGE 5>

                                       General Treasury Prime Money Market Fund
                                                           ------------------
                                                             Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



6

<PAGE 6>

PAST PERFORMANCE


The  bar  chart  and table below show some of the risks of investing in Class B.
The bar chart shows the fund's performance for its first full calendar year of operations. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                      5.06
91      92      93      94       96      97        98       99        00

BEST QUARTER:                    Q3 '00                          +1.32%

WORST QUARTER:                   Q1 '00                          +1.11%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                              inception
         1 Year                                               (12/1/99)
--------------------------------------------------------------------------------

         5.06%                                                     4.98%

For the fund's current yield, call toll-free:
1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES


As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%


Other expenses                                                           5.02%
--------------------------------------------------------------------------------

TOTAL                                                                    5.97%
--------------------------------------------------------------------------------


Expense example


1 Year                                  3 Years                               5 Years                                10 Years
---------------------------------------------------------------------------------------------------------------------------------

$594                                    $1,765                                $2,913                                  $5,688



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 5.97% to 1.00%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.


OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.



                                      General Treasury Prime Money Market Fund 7








<PAGE 7>

                                            General Municipal Money Market Fund
                                                     --------------------------
                                                           Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically of two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.


8

<PAGE 8>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                 2.66    2.86      2.60     2.35      3.21
91      92      93      94       96      97        98       99        00

BEST QUARTER:                    Q4 '00                          +0.85%


WORST QUARTER:                   Q1 '99                          +0.52%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00

                                                                 Since
                                                                 inception
1 Year                            5 Years                        (3/31/95)
--------------------------------------------------------------------------------

3.21%                              2.74%                           2.77%

For the fund's current yield, call toll-free:
1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.10%
--------------------------------------------------------------------------------

TOTAL                                                                    1.05%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------

$107                                 $334                                 $579                                 $1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.98%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                           General Municipal Money Market Fund 9








<PAGE 9>

                                 General California Municipal Money Market Fund
                                                      -------------------------
                                                           Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically of two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) California's economy and revenues underlying its municipal obligations may decline

(pound) the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.




10

<PAGE 10>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                 2.48    2.62      2.34     2.09      2.65
91      92      93      94       96      97        98       99        00

BEST QUARTER:                    Q2 '00                          +0.72%


WORST QUARTER:                   Q1 '99                          +0.44%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00

                                                                  Since
                                                                inception
1 Year                            5 Years                        (8/1/95)
--------------------------------------------------------------------------------

2.65%                              2.44%                           2.46%

For the fund's current yield, call toll-free:
1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%


Other expenses                                                           0.10%
--------------------------------------------------------------------------------

TOTAL                                                                    1.05%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------


$107                                 $334                                 $579                                 $1,283



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 1.00%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                               General California Municipal Money Market Fund 11








<PAGE 11>



                                   General New York Municipal Money Market Fund
                                                      -------------------------
                                                           Ticker Symbol: GNYXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically of two types:

(pound) GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

(pound) REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) New York's economy and revenues underlying its municipal obligations may decline

(pound) the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.



12

<PAGE 12>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                 2.51    2.70      2.42     2.16      3.09
91      92      93      94       96      97        98       99        00

BEST QUARTER:                    Q3 '00                          +0.81%


WORST QUARTER:                   Q1 '99                          +0.46%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                  Since
                                                                inception
1 Year                            5 Years                        (9/8/95)
--------------------------------------------------------------------------------

3.09%                              2.58%                           2.59%

For the fund's current yield, call toll-free:
1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%


Other expenses                                                           0.11%
--------------------------------------------------------------------------------

TOTAL                                                                    1.06%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------


$108                                 $337                                 $585                                 $1,294



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 2000, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 0.98%. This undertaking was voluntary.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                 General New York Municipal Money Market Fund 13








<PAGE 13>

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $158 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.



The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The funds, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.





<PAGE 14>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of the Class B shares of each fund for  the periods indicated. "Total return" shows how much your investment in the fund  would  have  increased (or decreased) during each period, assuming you had
reinvested   all   dividends   and   distributions.   These  figures  have  been
independently  audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                          TEN MONTHS ENDED        YEAR ENDED
                                                             YEAR ENDED NOVEMBER 30,        NOVEMBER 30,          JANUARY 31,


 GENERAL MONEY MARKET FUND                            2000       1999          1998         1997(1)        1997         1996(2)
-------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                  1.00          1.00          1.00        1.00          1.00         1.00

 Investment operations:  Investment income -- net      .054          .042          .047        .039          .046         .043

 Distributions:          Dividends from investment
                         income -- net                (.054)        (.042)        (.047)      (.039)        (.046)       (.043)

 Net asset value, end of period                        1.00          1.00          1.00        1.00           1.00        1.00

 Total return (%)                                      5.53          4.32          4.78        4.83(3)        4.65        5.18(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)           1.00          1.00          1.00        1.00(3)        1.00        1.00(3)

 Ratio of net investment income
 to average net assets (%)                             5.41          4.24          4.66        4.78(3)        4.56        5.00(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                          .02           .03           .06         .05(3)         .07         .07(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)            3,338,285     3,056,844     2,427,332   1,231,132        369,205      50,446



(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.
(2)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.
(3)  ANNUALIZED.



                                                                                          TEN MONTHS ENDED        YEAR ENDED
 GENERAL GOVERNMENT SECURITIES                               YEAR ENDED NOVEMBER 30,        NOVEMBER 30,          JANUARY 31,

 MONEY MARKET FUND                                     2000          1999          1998      1997(1)          1997       1996(2)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                  1.00          1.00          1.00        1.00           1.00        1.00

 Investment operations:  Investment income -- net      .052          .041          .046        .038           .045        .042

 Distributions:          Dividends from investment
                         income -- net                (.052)        (.041)        (.046)      (.038)         (.045)      (.042)

 Net asset value, end of period                        1.00          1.00          1.00        1.00           1.00        1.00

 Total return (%)                                      5.29          4.17          4.66        4.69(3)        4.58        5.04(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)           1.00          1.00           .97        1.00(3)        1.00        1.00(3)

 Ratio of net investment income
 to average net assets (%)                             5.15          4.09          4.55        4.60(3)        4.48        5.01(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                          .03           .03           .05         .05(3)         .08         .10(3)
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)              552,238       659,185       645,984     364,845         90,175          58


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(2)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.

(3)  ANNUALIZED.

                                                         Financial Highlights 15



<PAGE 15>

FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                 YEAR ENDED
GENERAL TREASURY PRIME                                          NOVEMBER 30,
MONEY MARKET FUND                                                  2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                1.00

Investment operations:  Investment income -- net                    .049

Distributions: Dividends from investment income -- net             (.049)

Net asset value, end of period                                      1.00

Total return (%)                                                    5.00
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                         1.00

Ratio of net investment income to average net assets (%)            5.14

Decrease reflected in above expense ratio
due to actions by Dreyfus (%)                                       4.97
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                              5,385


(1)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.



                                                                                              YEAR ENDED NOVEMBER 30,


 GENERAL MUNICIPAL MONEY MARKET FUND                                             2000       1999       1998      1997       1996
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .031       .023      .026       .028       .027

 Distributions:          Dividends from investment income -- net                (.031)     (.023)    (.026)     (.028)     (.027)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.16       2.31      2.64       2.86       2.70
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .98        .98       .96        .95        .85

 Ratio of net investment income to average net assets (%)                        3.10       2.29      2.59       2.87       2.65

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                    .07        .07       .09        .16        .29
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        412,041    376,104   377,636    263,008     17,491





<PAGE 16>




                                                                                          FOUR MONTHS ENDED       YEAR ENDED
 GENERAL CALIFORNIA MUNICIPAL                                YEAR ENDED NOVEMBER 30,        NOVEMBER 30,           JULY 31,

 MONEY MARKET FUND                                    2000          1999          1998        1997(1)        1997         1996(2)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                  1.00          1.00          1.00          1.00          1.00         1.00

 Investment operations:  Investment income -- net      .026          .020          .024          .009          .026         .025

 Distributions:          Dividends from
                         investment income -- net     (.026)        (.020)        (.024)        (.009)        (.026)       (.025)

 Net asset value, end of period                        1.00          1.00          1.00          1.00          1.00         1.00

 Total return (%)                                      2.63          2.06          2.39          2.57(3)       2.61         2.56
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)           1.00           .95          1.00          1.00(3)       1.00         1.00

 Ratio of net investment income
 to average net assets (%)                             2.53          2.06          2.34          2.62(3)       2.52         2.45

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                          .05           .13           .07           .13(3)        .07          .08
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                9,948        17,314         8,760         2,669           928        5,475


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30.

(2)  FROM AUGUST 1, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JULY 31, 1996.

(3)  ANNUALIZED.



                                                                                              YEAR ENDED NOVEMBER 30,


 GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND                                    2000       1999       1998      1997       1996
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .030       .021      .024       .027       .025

 Distributions:          Dividends from investment income -- net                (.030)     (.021)    (.024)     (.027)     (.025)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.05       2.12      2.47       2.68       2.55
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .98        .98       .98        .95        .95

 Ratio of net investment income to average net assets (%)                        2.94       2.14      2.44       2.64       2.47

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                    .08        .10       .08        .08        .16
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         36,056     93,287    46,997     42,169     36,199




                                                         Financial Highlights 17

<PAGE 17>


                                                                Your Investment

ACCOUNT POLICIES

Buying shares

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described here.

APPLICABLE TO GENERAL MONEY MARKET FUND, GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND AND GENERAL TREASURY PRIME MONEY MARKET FUND ONLY:

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued
based    on    amortized    cost.


IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12:00 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 3:00 p.m. for General Treasury Prime Money Market Fund, or by 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made after 5:00 p.m., but by 8:00 p.m. for General Treasury Prime Money Market Fund or after 5:00 p.m., but by 8:00 p.m. for the other taxable money market funds, and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:
00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

APPLICABLE TO GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND, GENERAL MUNICIPAL MONEY MARKET FUND AND GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND ONLY:

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m., every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 4:00 p.m., you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m., you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 2:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the telephone order is accepted and will receive the dividend declared that day. If such an order is made after 2:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8: 00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.



18

<PAGE 18>

BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.


--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------


REGULAR ACCOUNTS                   $2,500             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS


TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand


NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.


Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

(pound) if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

(pound) the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

--------------------------------------------------------------------------------


Limitations on selling shares by phone

Proceeds
sent by                 Minimum                 Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM              $250,000 PER DAY

WIRE                    $1,000                  $500,000 FOR JOINT ACCOUNTS
                                                EVERY 30 DAYS


DREYFUS                 $500                    $500,000 FOR JOINT ACCOUNTS
TELETRANSFER                                    EVERY 30 DAYS



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                              Your Investment 19




<PAGE 19>

ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

(pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the California Municipal Money Market Fund and New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year.
Your  dividends  and  distributions  will  be  reinvested in the fund unless you
instruct   the   fund   otherwise.  There  are  no  fees  or  sales  charges  on
reinvestments.


DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to most investors as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.


The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand


DIVIDENDS AND DISTRIBUTIONS: income or interest paid by a fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.





<PAGE 20>

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more
information   on   the   availability   of   these   services  and  privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.

24-hour automated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any
dividends    and    distributions    you    have    received.

Retirement plans


Dreyfus offers a variety of retirement plans for the taxable money market funds, including traditional, Roth and Education IRAs. Here's where you call for information:


(pound) for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

(pound) for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

                                                              Your Investment 21




<PAGE 21>

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387
   Providence, RI 02940-9387


           By Telephone

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * General Money Market Fund
     DDA# 8900051957

   * General Government Securities
     Money Market Fund
     DDA# 8900052414

   * General Treasury Prime
     Money Market Fund
     DDA# 8900403349

   * General Municipal Money Market Fund
     DDA# 8900052376

   * General California Municipal
     Money Market Fund
     DDA# 8900052163


   * General New York Municipal
     Money Market Fund DDA# 8900052171

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

Call us to obtain an account number. Return your application with the account number on the application.

           Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic
service(s) you want. Return your
application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105 Newark, New Jersey 07101-0105

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Government Securities Money Market Fund
  DDA# 8900052414

* General Treasury Prime Money Market Fund
  DDA# 8900403349

* General Municipal Money Market Fund
  DDA# 8900052376

* General California Municipal Money Market Fund
  DDA# 8900052163



* General New York Municipal Money Market Fund
  DDA# 8900052171


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES


Write a redemption check OR write a letter of instruction that includes:


* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671
Providence, RI 02940-9671

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file.
Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction.
Be sure the fund has your bank account
information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


<PAGE 22>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427
Providence, RI 02940-6427

           By Telephone
            ________________

           Automatically
            ________________

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427
Providence, RI 02940-6427

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:

* ABA# 021000018

* fund name and DDA#

* General Money Market Fund
  DDA# 8900051957

* General Government Securities Money Market Fund
  DDA# 8900052414

* General Treasury Prime Money Market Fund
  DDA# 8900403349

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert
"1111" before your account number.

ALL SERVICES  Call us or your financial
representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.
All contributions will count as current year.

TO SELL SHARES


Write a redemption check* OR write a letter of instruction that includes:


* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427
Providence, RI 02940-6427


* A redemption check written for a qualified distribution is not subject to TEFRA.

            ________________

SYSTEMATIC WITHDRAWAL PLAN  Call us to
request instructions to establish the plan.

                                                              Your Investment 23

<PAGE 23>

NOTES

<PAGE 24>


NOTES

<PAGE 25>


                                                           For More Information

General Money Market Fund
-----------------------------------
SEC file number:  811-3207

General Government Securities Money Market Fund
-----------------------------------
SEC file number:  811-3456

General Treasury Prime Money Market Fund
-----------------------------------
SEC file number:  811-3456

General Municipal Money Market Fund
----------------------------------
SEC file number:  811-3481

General California Municipal Money Market Fund
----------------------------------
SEC file number:  811-4871



General New York Municipal Money Market Fund
-----------------------------------
SEC file number:  811-4870

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
GEN-P0401B

--------------------------------------------------------------------------------

                    GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND
                            GENERAL MONEY MARKET FUND, INC.
                    GENERAL TREASURY PRIME MONEY MARKET FUND
                    GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND


                          GENERAL MUNICIPAL MONEY MARKET FUND
                     GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
                           CLASS A AND CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION


                                  APRIL 1, 2001


--------------------------------------------------------------------------------


    This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus for Class A or Class B shares of General Government Securities Money Market Fund (the "Government Money Fund"), General Money Market Fund, Inc. (the "Money Fund"), General Treasury Prime Money Market Fund (the "Treasury Money Fund"), General California Municipal Money Market Fund (the "California Municipal Fund"), General Municipal Money Market Fund (the "National Municipal Fund") and General New York Municipal Money Market Fund (the "New York Municipal Fund") (each, a "Fund" and collectively, the "Funds"), dated April 1, 2001, as it may be revised from time to time. To obtain a copy of the Prospectus for Class A or Class B shares of a Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


           Call Toll Free 1-800-645-6561
           In New York City -- Call 1-718-895-1396
           Outside the U.S. -- Call 516-794-5452

    The most recent Annual and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.


     Each Fund is a separate investment portfolio with operations and results that are unrelated to those of each other Fund. The Government Money Fund and the Treasury Money Fund are separate series of General Government Securities Money Market Funds, Inc. (the "Government Company"). The National Municipal Fund is a series of General Municipal Money Market Funds, Inc. (the "Municipal Company"). This combined Statement of Additional Information has been provided for your convenience to provide you with the opportunity to consider six investment choices in one document.






                                TABLE OF CONTENTS

                                                                          Page



Description of the Funds...................................................B-3
Management of the Funds....................................................B-20
Management Arrangements....................................................B-25
How to Buy Shares..........................................................B-28
Service Plan and Distribution Plan.........................................B-32
Shareholder Services Plans.................................................B-34
How to Redeem Shares.......................................................B-35
Shareholder Services.......................................................B-39
Determination of Net Asset Value...........................................B-42
Dividends, Distributions and Taxes.........................................B-43
Yield Information..........................................................B-45
Portfolio Transactions.....................................................B-48
Information about the Funds................................................B-48
Counsel and Independent Auditors...........................................B-49
Appendix A.................................................................B-50
Appendix B.................................................................B-53
Appendix C.................................................................B-57
Appendix D.................................................................B-74
Appendix E.................................................................B-112





                            DESCRIPTION OF THE FUNDS

    Each of the Government Company, the Money Fund and the Municipal Company is a Maryland corporation formed on April 8, 1982, April 8, 1982 and May 15, 1981, respectively. Each of the California Municipal Fund and the New York Municipal Fund is a Massachusetts business trust that commenced operations on March 10, 1987 and December 2, 1986, respectively.

    Each Fund is an open-end management investment company, known as a money market mutual fund. Each of the Government Money Fund, the Money Fund, the Treasury Money Fund and the National Municipal Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Each of the other Funds is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

    The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

    Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

    The following information supplements and should be read in conjunction with the Funds' Prospectus.

    U.S. Government Securities. (Government Money Fund, Money Fund and Treasury Money Fund) The Treasury Money Market Fund only invests in securities issued or guaranteed by the U.S. Government. Each of the Government Money Fund and Money Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

    Repurchase Agreements. (Government Money Fund and Money Fund) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund entering into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

    Bank Obligations. (Money Fund) The Money Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

    Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

    Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

    Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

    As a result of Federal and state laws and regulations, domestic banks whose CDs may be purchased by the Fund are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Money Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

    Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements as apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

    Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

    In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal or State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

      The Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund will not own more than one such CD per such issuer.

    Commercial Paper. (Money Fund) The Money Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

    Floating and Variable Rate Obligations. (Money Fund) The Money Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

    Participation Interests. (Money Fund) The Money Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest.

    Asset-Backed Securities. (Money Fund) The Money Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.


    Municipal Obligations. (California Municipal Fund, National Municipal Fund and New York Municipal Fund (collectively, the "Municipal Funds")) Each Municipal Fund will invest at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.


      With respect to the National Municipal Fund, for the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

      The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue.

Certain Tax Exempt Obligations. (Municipal Funds) Each Municipal Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

Derivative Products. (National Municipal Fund) The National Municipal Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. The Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

    (1) Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

    (2) Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.

    (3) Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

    (4) Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

Stand-By Commitments. (Municipal Funds) Each Municipal Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

Ratings of Municipal Obligations. (Municipal Funds) Each Municipal Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.


    The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended November 30, 2000, computed on a monthly basis, was as follows:


                                                           Percentage of Value
                                                      --------------------------------
 Fitch IBCA,        Moody's           Standard &      California National   New York
   Duffs &         Investors        Poor's Ratings    Municipal  Municipal  Municipal
   Phelps     or    Service,   or  Services ("S&P")     Fund       Fund       Fund
  ("Fitch")           Inc.
                  ("Moody's")
--------------    -------------    -----------------  ---------  ---------  ----------


F1+/F1            VMIG1/MIG1,      SP1+/SP1, A1+/A1      93.0%     89.9%       88.8%
                  P1
F2+/F2            VMIG2/MIG2,      SP2+/SP2               2.4%      --          --
                  P2
AAA/AA            Aaa/Aa           AAA/AA                 4.6%      6.4%        3.2%

Not Rated         Not Rated        Not Rated              --*       3.7%*       8.0%*
                                                        ------    ------      ------
                                                        100.0%    100.0%      100.0%
                                                        ======    ======      ======



  * Included in the Not Rated category are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG1/MIG1 or SP-1+/SP-1 rating categories.



    If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

    To the extent that the ratings given by Moody's, S&P or Fitch (collectively, the "Rating Agencies") for Municipal Obligations may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with its stated investment policies contained in the Funds' Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.


    Taxable Investments. (Municipal Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Municipal Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the California Municipal Fund or the New York Municipal Fund has adopted a temporary defensive position, including when acceptable California or New York Municipal Obligations, respectively, are unavailable for investment by the relevant Fund, in excess of 35% of the Fund's net assets may be invested in securities that are not exempt from California or New York State and New York City income taxes, respectively. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

    Investment Companies. (Municipal Funds) Each Municipal Fund may invest in securities issued by other investment companies to the extent consistent with its investment objective. Under the 1940 Act, a Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.


    Illiquid Securities. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


Investment Techniques

    In addition to the principal investment strategies discussed in the Funds' Prospectus, the Funds also may engage in the investment techniques described below.

    Borrowing Money. (All Funds) Each Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.

    Forward Commitments. (Municipal Funds) Each Municipal Fund may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

      Municipal Obligations and other securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


Certain Investment Considerations and Risks


      Bank Securities. (Money Fund) To the extent the Money Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

      Foreign Securities. (Money Fund) Since the Money Fund's portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign subsidiaries and foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

    Investing in Municipal Obligations. (Municipal Funds) Each Municipal Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.

    Certain municipal lease/purchase obligations in which the Municipal Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

    Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

    Investing in California Municipal Obligations. (California Municipal Fund) Since the California Municipal Fund is concentrated in securities issued by California or entities within California, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in California Municipal Obligations. You should review "Appendix C" which sets forth information relating to investing in California Municipal Obligations.


    Investing in New York Municipal Obligations. (New York Municipal Fund) Since the New York Municipal Fund is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in New York Municipal Obligations. You should review "Appendix D" which sets forth information relating to investing in New York Municipal Obligations.

    Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

    Government Money Fund. The Government Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Government Money Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Government Money Fund may not:

     1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3. Sell securities short or purchase securities on margin.

     4. Write or purchase put or call options.

     5. Underwrite the securities of other issuers.

     6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     7. Make loans to others (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

     8. Invest in companies for the purpose of exercising control.

     9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

    10. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on investments in obligations issued or guaranteed as to principal and interest by the U.S. Government.

    11. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

    12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                       * * * * *

      Treasury Money Fund. The Treasury Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Treasury Money Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Treasury Money Fund may not:

       1.   Invest in commodities.

       2. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

       3.   Purchase or sell securities on margin.

       4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

       5. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

       6. Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

       7. Make loans to others, except through the purchase of debt obligations.

       8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. This restriction does not apply to the purchase of U.S. Government securities.

       9. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government.

       10. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

       11.  Enter into repurchase agreements.

                                       * * * * *

      Money Fund. The Money Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Money Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies. Investment restriction number 13 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. The Money Fund may not:

       1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

       2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

       3. Pledge its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

       4.   Sell securities short.

       5.   Write or purchase put or call options.

       6.   Underwrite the securities of other issuers.

       7. Purchase or sell real estate investment trust securities, commodities, or oil and gas interests.

       8. Make loans to others (except through the purchase of debt obligations referred to in the Fund's Prospectus and this Statement of Additional Information).

       9. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

      10. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      11.   Invest in companies for the purpose of exercising control.

      12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.


                                       * * * * *

    California Municipal Fund. The California Municipal Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the California Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies. Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The California Municipal Fund may not:

    1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

    2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

    3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

    4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

    5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    6.  Sell securities short or purchase securities on margin.

    7.  Invest in companies for the purpose of exercising control.

    8. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

    9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

    10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.


                                       * * * * *

    National Municipal Fund. The National Municipal Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the National Municipal Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The National Municipal Fund may not:

    1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

      2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

      5. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and, for defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      6. Purchase more than 10% of the voting securities of any issuer. This restriction applies only with respect to 75% of the Fund's total assets.

      7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

      8. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and in connection with the purchase of securities on a when-issued or forward commitment basis.

      9.    Sell securities short or purchase securities on margin.

      10.   Invest in companies for the purpose of exercising control.

      11. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                       * * * * *

    New York Municipal Fund. The New York Municipal Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the New York Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies. Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The New York Municipal Fund may not:

    1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

    2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

    3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

    4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

    5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    6.  Sell securities short or purchase securities on margin.

    7.  Invest in companies for the purpose of exercising control.

    8. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

    9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                       * * * * *


      Municipal Funds. For purposes of Investment Restriction No. 5 for each Municipal Fund, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an industry.


      All Funds. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                             MANAGEMENT OF THE FUNDS

    Each Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation.....................Investment Adviser
      Dreyfus Service Corporation.................Distributor
      Dreyfus Transfer, Inc.......................Transfer Agent
      The Bank of New York........................Custodian

      Board members and officers of each Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Funds


JOSEPH S. DiMARTINO. Chairman of the Board. Since January 1995, Chairman of the
     Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies, The Newark Group, a privately held company providing a national network of paper recovery facilities, paperboard mills and paperboard converting plants, and QuikCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage and encryption of data across all modes of data transport. Prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of the Distributor. From August 1994 to December 1994, he was a director of Mellon Financial Corporation. He is 57 years old and his address is 200 Park Avenue, New York, New York 10166.

CLIFFORD L. ALEXANDER, JR., Board Member. Since 1981, President of Alexander &
     Associates, Inc., a management consulting firm, and since October 1, 2000, Chairman of the Board of Moody's Corporation. From October 1999 through September 2000, Chairman of the Board and Chief Executive Officer, and from February 1993 through September 1999, a director of The Dun and Bradstreet Corporation. From 1977 to 1981, Mr. Alexander served as Secretary of the Army and Chairman of the Board of the Panama Canal Company, and from 1975 to 1977, he was a member of the Washington, D.C. law firm of Verner, Liipfert, Bernhard, McPherson and Alexander. He is a director of American Home Products Corporation, IMS Health, a service provider of marketing information and information technology, MCI WorldCom and Mutual of America Life Insurance Company. He is 67 years old and his address is 400 C Street, N.E., Washington, D.C. 20002.

PEGGY C. DAVIS, Board Member. Shad Professor of Law, New York University School of Law. Professor Davis has been a member of the New York University law faculty since 1983. Prior to that time, she served for three years as a judge in the courts of New York State; was engaged for eight years in the practice of law, working in both corporate and non-profit sectors; and served for two years as a criminal justice administrator in the government of the City of New York. She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training. She is 58 years old and her address is c/o New York University School of Law, 40 Washington Square South, New York, New York 10012.

ERNEST KAFKA, Board Member. A physician engaged in private practice specializing in the psychoanalysis of adults and adolescents. Since 1981, he has served as an Instructor at the New York Psychoanalytic Institute and, prior thereto, held other teaching positions. He is Associate Clinical Professor of Psychiatry at Cornell Medical School. For more than the past five years, Dr. Kafka has held numerous administrative positions and has published many articles on subjects in the field of psychoanalysis. He is 68 years old and his address is 23 East 92nd Street, New York, New York 10128.


NATHAN LEVENTHAL, Board Member. Since November 1997, Chairman of the
     Avery-Fisher Artist Program, and from March 1984 to December 2000, President of Lincoln Center for the Performing Arts, Inc. Mr. Leventhal was deputy Mayor for Operations of New York City from September 1979 until March 1984 and Commissioner of the Department of Housing Preservation and Development of New York City from February 1978 to September 1979. Mr. Leventhal was an associate and then a member of the New York law firm of Poletti Freidin Prashker Feldman and Gartner from 1974 to 1978. He was Commissioner of Rent and Housing Maintenance for New York City from 1972 to 1973. Mr. Leventhal served as Chairman of Citizens Union, an organization which strives to reform and modernize city and state government from June 1994 until June 1997. He is 58 years old and his address is 70 Lincoln Center Plaza, New York, New York 10023-6583.


    Each Fund has a standing nominating committee comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board.


      Currently, each Fund pays its Board members its allocated portion of an annual retainer of $50,000 and a fee of $6,500 per meeting ($500 per telephone meeting) attended for the Fund and 14 other funds (comprised of 26 portfolios) in the Dreyfus Family Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and per meeting fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by each Fund indicated below for the fiscal year ended November 30, 2000, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation)* for the year ended December 31, 2000, pursuant to the compensation schedule then in effect, are set forth below.


                                                        Total Compensation
                                         Aggregate        From Funds and
                                       Compensation      Fund Complex Paid
Name of Board Member and Fund         from the Fund**     To Board Member
-----------------------------         --------------- --  ---------------


JOSEPH S. DiMARTINO                                       $805,537 (194)

Government Money Fund/
   Treasury Money Fund                   $10,026
Money Fund                               $21,214
California Municipal Fund                 $4,382
National Municipal Fund***                $5,353
New York Municipal Fund                   $3,785


CLIFFORD L. ALEXANDER, JR.                                 $124,277 (48)

Government Money Fund/
   Treasury Money Fund                    $9,022
Money Fund                               $17,471
California Municipal Fund                 $3,756
National Municipal Fund***                $4,782
New York Municipal Fund                   $3,279

PEGGY C. DAVIS                                             $84,571 (29)

Government Money Fund/
   Treasury Money Fund                    $9,022
Money Fund                               $17,471
California Municipal Fund                 $3,756
National Municipal Fund***                $4,782
New York Municipal Fund                   $3,279


ERNEST KAFKA                                               $84,571 (29)

Government Money Fund/
   Treasury Money Fund                    $9,022
Money Fund                               $17,471
California Municipal Fund                 $3,756
National Municipal Fund***                $4,782
New York Municipal Fund                   $3,279


SAUL B. KLAMAN****                                         $38,114 (29)

Government Money Fund/
   Treasury Money Fund                    $4,691
Money Fund                                $3,267
California Municipal Fund                 $2,504
National Municipal Fund***                $2,961
New York Municipal Fund                   $2,523


NATHAN LEVENTHAL                                           $84,571 (29)

Government Money Fund/
   Treasury Money Fund                    $9,022
Money Fund                               $17,471
California Municipal Fund                 $3,756
National Municipal Fund***                $4,782
New York Municipal Fund                   $3,279


-------------------------------------
* Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Funds, for which the Board members serve.

** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $2,853 for the Government Company, $7,714 for the Money Fund, $5,161 for the California Municipal Fund, $7,663 for the Municipal Company and $2,330 for the New York Municipal Fund, for all Board members as a group.

*** The National Municipal Fund, for the period shown, was one of two separate series of General Municipal Money Market Funds, Inc. As of December 2000, the National Municipal Fund was the only series offered.

**** Emeritus Board member as of January 18, 2000.

Officers of the Funds


STEPHEN E. CANTER, President. President, Chief Operating Officer, Chief
     Investment Officer and a director of the Manager, and an officer of 94 investment companies (comprised of 182 portfolios) managed by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 55 years old.

MARK N. JACOBS, Vice President. Executive Vice President, Secretary and General
     Counsel of the Manager, and an officer of 107 investment companies (comprised of 195 portfolios) managed by the Manager. He is 54 years old.

JOSEPH CONNOLLY, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of 107 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old.

STEVEN F. NEWMAN, Secretary. Associate General Counsel and Assistant Secretary of the Manager, and an officer of 107 investment companies (comprised of 195 portfolios) managed by the Manager. He is 51 years old.

MICHAEL A. ROSENBERG, Assistant Secretary. Associate General Counsel of the
     Manager, and an officer of 94 investment companies (comprised of 182 portfolios) managed by the Manager. He is 41 years old.

JANETTE E. FARRAGHER, Assistant Secretary. Associate General Counsel of the
     Manager, and an officer of 15 investment companies (comprised of 27 portfolios) managed by the Manager. She is 38 years old.

MICHAEL CONDON, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of 35 investment companies (comprised of 78 portfolios) managed by the Manager. He is 39 years old.

    The address of each officer of the Funds is 200 Park Avenue, New York, New York 10166.


    Each Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on March 1, 2001.

    Set forth in "Appendix E" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of such Fund's Class A or Class B shares outstanding on March 1, 2001. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.



                             MANAGEMENT ARRANGEMENTS

    Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

      The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Fund and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares or, upon not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Diane P. Durnin, Senior Vice President; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin G. McGuinn, Richard W. Sabo and Richard F. Syron, directors.




    The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


     The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Government Money Fund, the Money Fund and the Treasury Money Fund are Bernard W. Kiernan, Patricia A. Larkin, James G. O'Connor and Thomas Riordan. The portfolio managers of the Municipal Funds are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, Richard J. Moynihan, W. Michael Petty, Scott Sprauer, Samuel J. Weinstock and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

      The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of a Fund are borne by such Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, investor services (including, without limitation, telephone and personnel expenses), costs of shareholder reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Each Fund bears certain expenses in accordance with separate written plans and also bears certain costs associated with implementing and operating such plans. See "Service Plan and Distribution Plan" and "Shareholder Services Plans."


      As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund indicated below to the Manager for each Fund's last three fiscal years:


                                      Fiscal Year Ended November 30,
                                      ------------------------------
                             2000                 1999                1998
                             ----                 ----                ----

Government Money Fund         $6,331,793   $6,149,979          $5,124,528

Money Fund                   $21,704,970   17,915,496         $13,222,636

California Municipal Fund     $2,872,372   $2,175,093          $1,794,867

National Municipal Fund        $3,271,843  $3,259,585          $3,038,316

New York Municipal Fund        $2,250,330  $2,223,274          $2,369,250


                Management Fee         Reduction in Fee           Net Fee Paid
                    Payable
              2000*   1999  1998     2000     1999  1998     2000   1999    1998
              -----   ----  ----     ----     ----  ----     ----   ----    ----

Treasury      $38,496 N/A   N/A      $38,496  N/A   N/A      $-0-   N/A     N/A
Money Fund


--------------------


* The Treasury Money Fund commenced operations on December 1, 1999.


      As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the average market value of the net assets of such Fund for that fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis. As to each Fund, no such deduction or payment was required for the most recent fiscal year end.

      As to each Fund, the aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


    Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

    The Distributor may pay dealers a fee based on the amount invested through such dealers in certain Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.


    Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for such Fund during the month, and is reimbursed for certain out-of-pocket expenses.

    The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

    Each Fund's shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers"), and other industry professionals such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") that have entered into service agreements with the Distributor. For shareholders who purchase Fund shares from the Distributor, the Distributor will act as Service Agent. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

    The minimum initial investment in each Fund is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the relevant Fund and has made an aggregate minimum initial purchase in the Fund for its customers of $2,500. Subsequent investments must be at least $100. For the Government Money Fund, Money Fund and Treasury Money Fund, however, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. It is not recommended that the Municipal Funds be used as a vehicle for Keogh, IRA or other qualified plans. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a Fund advised by the Manager, including members of each Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Government Money Fund and the Money Fund reserve the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified and non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

    Fund shares also may be purchased through Dreyfus-Automatic Asset Builder(R), the Government Direct Deposit Privilege or the Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

    Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds' Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.

    Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund in written or telegraphic form. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding.
See "Determination of Net Asset Value."


Government Money Fund, Money Fund and Treasury Money Fund--Each of these Funds determines its net asset value per share twice each day the New York Stock Exchange or the Transfer Agent is open for business: as of 5:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time.

      If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent on a business day, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

      Qualified institutions may telephone orders for purchase of Fund shares of each of these Funds. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 5:00 p.m., Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day, if such order is placed with the Distributor or its designee in New York by 3:00 p.m., Eastern time, for the Treasury Money Fund, or by 5:00 p.m., Eastern time, for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., Eastern time, on that day. A telephone order placed with the Distributor or its designee in New York after 5:00 p.m., Eastern time, but by 8:00 p.m., Eastern time, for the Treasury Money Fund, or after 5:00 p.m., Eastern time, but by 8:00 p.m., Eastern time, for the other taxable money market funds on a given day will become effective at the price determined at 8:00 p.m., Eastern time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.



California Municipal Fund, National Municipal Fund and New York Municipal Fund--Each of these Funds determines its net asset value per share three times each day the New York Stock Exchange or the Transfer Agent is open for business: as of 12:00 Noon, Eastern time, as of 2:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time.

      If your payments are received in or converted into Federal Funds by 4:00 p.m., Eastern time, on a business day, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m., Eastern time, you will begin to accrue dividends on the following business day.

    Qualified institutions may telephone orders for purchase of Fund shares. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 12:00 Noon, or 2:00 p.m., Eastern time, depending on when the order is accepted on a given day, and the shares purchased will receive the dividend on Fund shares declared on that day, if the telephone order is placed with the Distributor or its designee by 2:00 p.m., Eastern time, and Federal Funds are received at 4:00 p.m., Eastern time, on that day. A telephone order placed with the Distributor or its designee in New York after 2:00 p.m., Eastern time, but by 8:00 p.m., Eastern time, on a given day will become effective at the price determined at 8:00 p.m., Eastern time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.

      Using Federal Funds. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a Selected Dealer and your order to purchase Fund shares is paid for other than in Federal Funds, the Selected Dealer, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Selected Dealer, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

    Dreyfus TeleTransfer Privilege. (California Municipal Fund and New York Municipal Fund only) You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

    Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

      Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                       SERVICE PLAN AND DISTRIBUTION PLAN

      Class A shares of each of the Government Money Fund, Money Fund and Treasury Money Fund are subject to a Service Plan and Class B shares of each Fund are subject to a Distribution Plan.

      Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each of the Government Money Fund, the Money Fund and the Treasury Money Fund has adopted separate plans with respect to Class A and Class B of such Funds and the Board of each of the Municipal Funds has adopted a plan with respect to Class B of such Funds (each, a "Plan"). Under each Plan, the respective Fund bears directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Plan. Under each Plan adopted with respect to Class A of the Government Money Fund, the Money Fund and the Treasury Money Fund (the "Service Plan"), the Fund pays the Distributor for distributing Class A shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to the Fund at an aggregate annual rate of 0.20% of the value of the Fund's average daily net assets attributable to Class A. Under each Service Plan, the Distributor may pay one or more Service Agents a fee in respect of Class A shares of the Fund owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Under each Fund's Plan adopted with respect to Class B (the "Distribution Plan"), the Fund pays the Distributor for distributing (within the meaning of the Rule) Class B shares at an annual rate of 0.20% of the value of the Fund's average daily net assets attributable to Class B. Each Fund's Board believes that there is a reasonable likelihood that each Plan will benefit the Fund and holders of the relevant Class of shares.

      A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the affected Class and that other material amendments of the Plan must be approved by the Board, and by the Fund's Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan or in any related agreements entered into in connection with such Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Fund's Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any of the related agreements or by vote of a majority of the relevant class of shares.


      From August 23, 1994 through March 21, 2000, Premier Mutual Fund Services, Inc. ("Premier") acted as the Funds' distributor and received payments under the Plans. Set forth below are the total amounts paid by each of the Government Money Fund, the Money Fund and the Treasury Money Fund pursuant to its Service Plan with respect to Class A (i) to Premier ("Premier Payments") as reimbursement for distributing Class A shares and Servicing, (ii) to the Manager and its affiliates for payments made for Servicing ("Dreyfus Payments"), and
(iii) for costs of preparing, printing and distributing prospectuses and statement of additional information and of implementing and operating the Service Plan ("Printing and Implementation") for the Fund's fiscal year ended November 30, 2000:


                                                                   Total Amount
                   Premier       Dreyfus      Printing  and       Paid Pursuant
 Name of Fund      Payments      Payments      Implementation   to Service Plan
-------------   -------------   -------------  -----------      ---------------

Government
Money Fund
 - Class A       $307,523       $921,404       $7,872            $1,236,799

Money Fund
 - Class A       $433,846       $1,452,133     $8,453            $1,894,432



                                             Total Amount
            Premier    Dreyfus    Printing   Payable        Reduction  Net Fee
Name of     Payments   Payments   and        Pursuant to    in Fee     Paid
--------    --------   --------                         -   -------    ----
Fund                              ImplementatService Plan

Treasury
Money Fund
- Class A   $20        $12,353        $4     $12,377        $12,377    $ -0-

    For the period from December 1, 1999 through March 21, 2000, each Fund paid Premier, as distribution during such period, and for the period from March 22, 2000 through November 30, 2000, each Fund paid the Distributor, and for the fiscal year ended November 30, 2000, each Fund paid Premier and the Distributor in the aggregate, with respect to each Fund's Class B pursuant to the Distribution Plan, the following amounts:





                     Amount Paid by Class    Amount Paid by Class B                       Total Amount
                      B to Premier for        to the Distributor for                      Paid Pursuant to
                      Period from December    Period from March 22,                       Distribution Plan For fiscal
                      1, 1999 through         2000 through             Printing and       year ended
Name of Fund          March 21, 2000          November 30, 2000       Implementation      November 30, 2000
------------          ----------------------  ------------------       --------------     -----------------

Government Money      $340,218                $963,572                 $8,193              $1,311,983
Fund
- Class B

Money Fund            $1,584,620              $5,210,178               $29,968             $6,824,766
- Class B

California            $7,904                  $16,196                  $ -0-               $24,100
Municipal Fund
- Class B

National              $201,832                $599,370                 $ -0-               $801,202
Municipal Fund
- Class B


New York Municipal    $45,304                 $105,274                 $ 0-                $150,578
Fund
- Class B


                  Amount Paid by      Amount Paid by
                  Class B to          Class B to the                          Total Amount
                  Premier for         Distribution for                        Payable Pursuant
                  Period from         Period from                             to Distribution     Amount
                  December 1, 1999    March 22, 2000                          Plan for fiscal     Reimbursed
                  through             through                Printing and     year ended          Pursuant to    Net Amount Paid
Name of Fund      March 21, 2000      November 30, 2000      Implementation   November 30, 2000   Undertaking    by the Fund
------------      ----------------    -----------------      --------------   -----------------   -----------    ---------------

Treasury
Money Fund        $125                $2,880                 $18              $3,023              $3,023         $ -0-
- Class B





                           SHAREHOLDER SERVICES PLANS

      Each Fund has adopted a Shareholder Services Plan with respect to Class A pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class A for certain allocated expenses of providing certain services to the holders of Class A shares. Each Fund also has adopted a Shareholder Services Plan with respect to Class B pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of Class B shares a fee at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class B. Under each Shareholder Services Plan, the services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. As to each Fund, under the Shareholders Services Plan for Class B, the Distributor may make payments to Service Agents in respect of their services.

      A quarterly report of the amounts expended under each Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, each Shareholder Services Plan provides that material amendments to the Shareholder Services Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Shareholder Services Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. Each Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.


    Set forth below are the total amounts payable by each Fund pursuant to its separate Shareholder Services Plans for Class A and Class B (with respect to Class B, payments under the Plan were made to Premier, as distributor, from December 1, 1999 through March 21, 2000, and for the period from March 22, 2000 through November 30, 2000, to the Distributor), the amounts reimbursed to the Fund by the Manager pursuant to undertakings in effect, if any, and the net amount paid by the Fund for the Fund's fiscal year ended November 30, 2000:



                                               Amount paid to the   Total Amount Paid
                      Amount Paid to Premier   Distributor for      to both Premier
                      for Period from          Period from          and the
                      December 1, 1999         March 22, 2000       Distributor for      Amount Reimbursed
Name of Fund          through                  through              fiscal year ended    Pursuant to         Net Amount Paid
and Class             March 21, 2000           November 30, 2000    November 30, 2000    Undertaking         by Fund
------------          ----------------------   -----------------    -----------------    -----------------   ---------------

Government Money
Fund
- Class A             $ -0-                    $131,658             $131,658             $ -0-               $131,658
- Class B             $425,272                 $1,204,466           $1,629,738           $211,639            $1,418,099
Money Fund
- Class A             $ -0-                    $430,827             $430,827             $ -0-               $430,827
- Class B             $1,980,775               $6,512,723           $8,493,498           $678,844            $7,814,654
Treasury Money Fund
- Class A
                      N/A                      N/A                  N/A                  N/A                 N/A
- Class B             $157                     $3,600               $3,757               $3,757              $ -0-
California
Municipal Fund
- Class A             $ -0-                    $138,362             138,362              $ -0-               $138,362
- Class B             $5,831                   $24,294              $30,125              $5,661              $24,464
National Municipal
Fund
- Class A             $ -0-                    $42,439              $42,439              $ -0-               $42,439
- Class B             $302,748                 $899,055             $1,201,803           $278,480            $923,323
New York Municipal
Fund                  $ -0-                    $317,560             $317,560             $ -0-               $317,560
- Class A
- Class B             $67,956                  $157,911             $225,867             $63,433             $162,434





                              HOW TO REDEEM SHARES


      General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus- Automatic Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Fund will not honor checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TeleTransfer Privilege, for a period of eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder(R) order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      Checkwriting Privilege. Each Fund provides Redemption Checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.


      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order. If you hold shares in a Dreyfus-sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.

      Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.


      Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, each Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives a redemption request in proper form prior to 5:00 p.m., Eastern time, on such day; otherwise the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or the Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.


      If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                Transfer Agent's
            Transmittal Code                    Answer Back Sign
            ----------------                    -----------------
                  144295                        144295 TSSG PREP

      If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


    Dreyfus TeleTransfer Privilege. (California Municipal Fund and New York Municipal Fund only) You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

      Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent or its designee by 12:00 Noon, Eastern time, with respect to the Municipal Funds, or 5:00 p.m., Eastern time, with respect to the Government Money Fund, Treasury Money Fund and Money Fund on a business day, the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If a redemption request is received after such time, but by 8:00 p.m., Eastern time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption ordinarily will be transmitted in Federal Funds on the next business day. If a redemption request is received after 8:00 p.m., Eastern time, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.


      Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      Redemption Commitment. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, each Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect a Fund's shareholders.


                              SHAREHOLDER SERVICES


      Fund Exchanges. Clients of certain Service Agents may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager or certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in such client's state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number.

      To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to shareholders of each Fund automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of a Fund, shares of certain other funds in the Dreyfus Family of Funds or certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Fund Exchanges and the Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired legally may be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

    Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

    Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

    Dreyfus Payroll Savings Plan. The Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

      Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, paid by a Fund in shares of another fund in the Dreyfus Family of Funds or certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

      A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

      B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

    Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from each Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      Quarterly Distribution Plan. The Quarterly Distribution Plan permits you to receive quarterly payments from a Fund consisting of proceeds from the redemption of shares purchased for your account through the automatic reinvestment of dividends declared on your account during the preceding calendar quarter.

      Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Corporate Pension/Profit-Sharing and Personal Retirement Plans. (Government Money Fund, Money Fund and Treasury Money Fund) Each of the Government Money Fund, Money Fund and Treasury Money Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, these Funds make available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs) and 403(b)(7) Plans. Plan support services also are available.

      If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      Shares may be purchased in connection with these plans only by direct remittance to the entity which acts as custodian. Such purchases will be effective when payments received by the Transfer Agent are converted into Federal Funds. Purchases for these plans may not be made in advance of receipt of funds.

      You should read the prototype retirement plans and the applicable form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

      Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

    Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Board. With respect to the Municipal Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include considerations of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

      The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event a Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


    Management believes that each Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended November 30, 2000. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax.


    Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange or, for the Government Money Fund, Money Fund and Treasury Money Fund only, the Transfer Agent is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and automatically are reinvested in additional shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

    If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

    Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

    With respect to the Municipal Funds, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, then the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his shares.

    With respect to the California Municipal Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations which, when held by an individual, the interest therefrom is exempt from California personal income tax, and if the Fund qualifies as a management company under the California Revenue and Taxation Code, then the Fund will be qualified to pay dividends to its shareholders that are exempt from California personal income tax (but not from California franchise tax) ("California exempt-interest dividends"). However, the total amount of California exempt-interest dividends paid by the Fund to a non-corporate shareholder with respect to any taxable year cannot exceed such shareholder's pro rata share of interest received by the Fund during such year that is exempt from California taxation less any expenses and expenditures deemed to have been paid from such interest.

    For shareholders subject to the California personal income tax, exempt-interest dividends derived from California Municipal Obligations will not be subject to the California personal income tax. Distributions from net realized short-term capital gains to California resident shareholders will be subject to the California personal income tax distributed by the Fund as ordinary income. Distributions from net realized long-term capital gains may constitute long-term capital gains for individual California resident shareholders. Unlike under Federal tax law, the California Municipal Fund's shareholders will not be subject to California personal income tax, or receive a credit for California taxes paid by the Fund, on undistributed capital gains. In addition, California tax law does not consider any portion of the exempt-interest dividends paid an item of tax preference for the purpose of computing the California alternative minimum tax.



                                YIELD INFORMATION


      For the seven-day period ended November 30, 2000, the yield and effective yield for Class A and Class B shares of each Fund were as follows:



Name of Fund and Class                   Yield               Effective Yield


Government Money Fund
  Class A                             5.81%                    5.98%
  Class B                             5.58% / 5.55%*           5.74% / 5.70%*

Treasury Money Fund
  Class A                             5.50%/ 5.12%*            5.65%/5.25%*
  Class B                             5.29% / 4.82%*           5.43% / 4.94%*

Money Fund                            5.97%                    6.15%
  Class A                             5.75% / 5.73%*           5.92% / 5.89%*
  Class B

California Municipal Fund             3.43%                    3.49%
  Class A                             3.00% / 2.95%*           3.04% / 2.99%*
  Class B

National Municipal Fund               3.82%                    3.89%
  Class A                             3.36% / 3.30%*           3.42% / 3.35%*
  Class B


New York Municipal Fund               3.56%                    3.62%
  Class A                             3.21% / 3.13%*           3.26% / 3.18%*
  Class B

----------------
* Net of reimbursed expenses.



      Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Both yield figures take into account any applicable distribution and service fees.

      As to the Municipal Funds, tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. Based upon a 2000 Federal and State of California income tax rate of 45.22%, the tax equivalent yield for the 7-day period ended November 30, 2000 for Class A and Class B shares of the California Municipal Fund was as follows:


Name of Fund and Class                   Tax Equivalent Yield


California Municipal Fund
Class A                                  6.26%
Class B                                  5.48% / 5.39%*



      Based upon a 2000 Federal tax rate of 39.60%, the tax equivalent yield for the seven-day period ended November 30, 2000 for the Class A and Class B shares of National Municipal Fund was as follows:


Name of Fund and Class                  Tax Equivalent Yield


National Municipal Fund
Class A                                  6.32%
Class B
                                5.56% / 5.46%*




      Based upon a combined 2000 Federal, New York State and New York City personal income tax rate of 46.02%, the tax equivalent yield for the seven-day period ended November 30, 2000 for Class A and Class B shares of the New York Municipal Fund was as follows:


Name of Fund and Class                   Tax Equivalent Yield


New York Municipal Fund
Class A                                  6.60%
Class B                                  5.95% / 5.80%*


--------------


*     Net of reimbursed expenses.

      The tax equivalent yields noted above for the National Municipal Fund represent the application of the highest Federal marginal personal income tax rate presently in effect. The tax equivalent figures, however, do not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. The tax equivalent yields noted above for the California Municipal Fund represents the application of the highest Federal and State of California marginal personal income tax rates presently in effect. The tax equivalent yields noted above for the New York Municipal Fund represent the application of the highest Federal, New York State, and New York City marginal personal income tax rates presently in effect. For Federal personal income tax purposes a 39.6% tax rate has been used, for California State income tax purposes the rate of 9.30% has been used, and for New York State and New York City personal income tax purposes, the rates of 6.85% and 3.78%, respectively, have been used. In addition, there may be pending legislation which could affect such stated tax rates or yields. You should consult your tax adviser, and consider your own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.


      Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in a Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.

      From time to time, each Municipal Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as being representative of the Fund's past or future performance.

      From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation, and may refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute.

      From time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Grade Investment Comparison Study (1996 & 1997)" or such other studies.


                             PORTFOLIO TRANSACTIONS

      Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions, as such, are paid by a Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.

      Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of a Fund or other funds advised by the Manager or its affiliates.

      Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.


                           INFORMATION ABOUT THE FUNDS

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.


      The Government Money Fund and Treasury Money Fund are separate series of the Government Company. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Government Company will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.


    Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for each Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of the Government Money Fund, National Municipal Fund, Money Fund and Treasury Money Fund, or two-thirds, in the case of the California Municipal Fund and New York Municipal Fund, of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The California Municipal Fund and New York Municipal Fund are organized as unincorporated business trusts under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust (the "Trust Agreement") for each of these Funds disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholder for liabilities of the Fund.

      Each Fund sends annual and semi-annual financial statements to all its share- holders.


                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of each Fund.











                                   APPENDIX A
                                   (MONEY FUND ONLY)



      Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Duff & Phelps ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch"):


Commercial Paper and Short-Term Ratings

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.


      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

Bond and Long-Term Ratings

      Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA. The rating AA may be modified by the addition of a plus or minus sign to show relative standing within the rating category.

      Bonds rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

      Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.


      Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support from central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

      In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.



                                   APPENDIX B
                                   (MUNICIPAL FUNDS)

    Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

    An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

    The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

    Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

    Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Municipal Note Ratings

                                     SP-1

    The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

    The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.


Moody's

Municipal Bond Ratings

                                      Aaa

    Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

    Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

Commercial Paper Ratings

    The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Municipal Note Ratings

    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

    A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

    Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                 MIG 1/VMIG 1

    This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                 MIG 2/VMIG 2

    This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Fitch

Municipal Bond Ratings


    The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                      AAA

    Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
                                      AA

    Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

    Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    Although the credit analysis is similar to Fitch's bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                     F-1+

    Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-1

    Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                      F-2

    Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.





                                   APPENDIX C

              RISK FACTORS--INVESTING IN CALIFORNIA MUNICIPAL OBLIGATIONS


      The following information is a summary of special factors affecting investments in California Municipal Obligations. It does not purport to be a complete description and is based on information drawn from official statements relating to securities offerings of the State of California (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Recent Developments Regarding Natural Gas and Electricity

      During the past year, California has experienced difficulties with the prices and supplies of natural gas and electricity in much of the State. The State Department of Finance believes there is potential for economic disruption during the summer peak in electricity demand if power supplies are interrupted, and that longer term business investment and location decisions may be adversely affected by potential disruptions. At the same time, the Department believes efforts to expand electric generating capacity and natural gas transmission pipelines should help relieve these concerns over the next several years.

      The three major investor-owned electric utilities in California are net buyers of electricity. The utilities have been purchasing electricity at fluctuating wholesale prices while the retail prices that they can charge their residential and small business customers are capped at specified levels. Beginning in mid-2000, power purchase costs exceeded retail charges and the utilities have reported substantial resulting losses, adversely affecting their ability to purchase electricity or natural gas.

      On January 17, 2001, the Governor determined that the electricity available from California's utilities was insufficient to prevent widespread and prolonged disruption of electric service in California and proclaimed a state of emergency to exist in California under the California Emergency Services Act (the "Emergency Services Act"). The Emergency Services Act permits the Governor to direct the expenditure of any appropriated funds legally available to perform the activities required under a proclamation. The State Department of Water Resources (the "DWR") has been purchasing substantial amounts of electricity to supplement the amount of electricity produced by the utilities' own generating assets and purchased by the utilities through their own contracts.

      The DWR expenditures for electricity purchases for the period January 17 to February 25, 2001 aggregated approximately $1.8 billion and were funded by advances from the State's General Fund pursuant to various laws. Retail end use customer payments for electricity furnished by the DWR are expected to be remitted to the DWR by the investor-owned utilities beginning in March 2001, but will aggregate less than the DWR's cost of purchasing that electricity. The difference is expected to be made up through the issuance of revenue bonds, which are expected to be issued by mid-2001, with interim financing until the bonds are issued. The principal amount of revenue bonds to be issued has not been determined, but initial State estimates contemplate a bond program size of up to $10 billion. The revenue bonds will be repaid from a dedicated revenue stream derived from end use customer payments for electricity. Recently enacted legislation authorizes the DWR to set rates charged to retail end use customers, for power used above a specified "baseline" amount, so as to produce sufficient revenues to meet all its obligations, including repayment of the revenue bonds. The California Public Utilities Commission ("CPUC") is authorized to enter into an agreement with the DWR to implement these rates. Neither the faith and credit nor the taxing power of the State will be pledged to pay the revenue bonds.

      As of February27, 2001, the State Legislature was considering various bills dealing with energy matters, including bills that would authorize one or more State agencies to build, purchase or obtain by eminent domain electricity generation or transmission facilities or natural gas transmission facilities, and to encourage energy conservation programs. These agencies would have the power to issue revenue bonds for these purposes. At that time, legislation was also being considered that could assist the investor-owned utilities in refinancing their deficits incurred in the recent purchases of wholesale power, including a proposal for the State to purchase the utilities' transmission lines.

      A number of lawsuits have been filed concerning various aspects of the current energy situation. These include disputes over rates set by the CPUC; responsibility for electricity and natural gas purchases made by the investor-owned utilities and the California Independent System Operator (which continues to purchase some electricity); and antitrust and fraud claims against various parties. See "Litigation" below for a discussion of certain of these lawsuits.

      There can be no assurance that there will not be future disruptions in energy supplies or related developments which could adversely affect the State's economy, and which could in turn affect State revenues. See "Economy and Population" below.

State Finances

      The Budget Process. The State's fiscal year begins on July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

      The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the Governor's Budget, the Legislature takes up the proposal.

      Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

      Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college ("K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution. There is litigation pending concerning the validity of such continuing appropriations. See "Litigation" below.

      Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

      The General Fund. The moneys of the State are segregated into the General Fund and over 900 special funds, including bond, trust and pension funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

      The Special Fund for Economic Uncertainties. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund.

      Inter-Fund Borrowings. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 2000, the General Fund had no outstanding loans from the SFEU, General Fund special accounts or other special funds. As of January 2001, the State estimated that the General Fund would borrow $894 million from SFEU for fiscal 2002.

      Investment of Funds. Moneys on deposit in the State's Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account (the "PMIA"). As of January 31, 2001, the PMIA held approximately $33.43 billion of State moneys and $14.83 billion of moneys invested for about 2,847 local governmental entities through the Local Agency Investment Fund ("LAIF").

      Pension Trusts. The three principal retirement systems in which the State participates are the California Public Employees' Retirement System, the California State Teachers' Retirement System and the University of California Retirement System. The actuarial value of assets exceeded the actuarial accrued liability of the three largest defined benefit retirement plans contained in the retirement systems as of June 30, 2001, and the net pension obligation of the State as of June 30, 2000 was reported as zero for each of the three plans. Accordingly, at present the State contributions to the three plans consist only of current contributions calculated as a percentage of employee compensation, although there is no assurance that this situation will continue.

      Welfare Reform. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (the "Welfare Reform Law") has fundamentally reformed the nation's welfare system. The Welfare Reform Law includes provisions to: (1) convert Aid to Families with Dependent Children ("AFDC") from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) deny certain federal welfare and public benefits to legal noncitizens (this provision has been amended by subsequent federal law), allow states to elect to deny additional benefits (including
TANF) to legal noncitizens, and generally deny almost all benefits to illegal immigrants; and (iii) make changes in the Food Stamp program, including to reduce maximum benefits and impose work requirements. The block grant formula under the Welfare Reform Law is operative through federal fiscal year 2002.

      California's response to the federal welfare reforms is embodied in Chapter 270, Statutes of 1997 and is called California Work Opportunity and Responsibility to Kids ("CalWORKs"), which replaced the former AFDC and Greater Avenues to Independence programs, effective January 1, 1998. Consistent with federal law, CalWORKs contains time limits on receipt of welfare aid, both lifetime as well as for any current period on aid. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. Administration of the new CalWORKs program is largely at the county level, and counties are given financial incentives for success in this program.

      The longer-term impact of the Welfare Reform Law and CalWORKs is being evaluated by the RAND Corporation, with a series of reports to be furnished and the final report due October 2001. In the short-term, implementation of the CalWORKs program has continued the trend of declining welfare caseloads. The 2001-02 CalWORKs caseload is projected to be 494,000, down from 521,000 cases in 2000-01 and a high of 921,000 cases in 1994-95.

      The 2000-01 CalWORKs budget reflects California's success in meeting the federally-mandated work participation requirements for federal fiscal years 1997, 1998 and 1999. With that goal being met, the federally-imposed maintenance-of-effort (MOE) level for California is reduced from 80% of the federal fiscal year 1994 baseline expenditures for the former AFDC program ($2.9 billion) to 75% ($2.7 billion).

      In 2000-01 California will continue to meet, but not exceed, the federally-required $2.7 billion combined State and county MOE requirement. The Governor's Budget includes total CalWORKs-related expenditures of $7.0 billion for 2001-02, including child care transfer amounts for the Department of Education and the general TANF Block Grant reserve.

      Local Governments. The primary units of local government in California are the counties, ranging in population from 1,200 in Alpine County to over 9,900,000 in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are about 475 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

      In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990's, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services.

      The 2000 Budget Act and related legislation provide significant assistance to local governments, including $212 million set aside for one-time discretionary funding to local governments; $539 million for the Citizens' Option for Public Safety ("COPS") program to support local front-line law enforcement, sheriffs' departments for jail construction and operations, and district attorneys for prosecution; $400 million for deferred maintenance of local streets and roads; $115 million in assistance for housing; $204 million for mental health and social services; and $85 million for environmental protection. In addition, legislation was enacted in 1999 to provide annual relief to cities based on 1997-98 costs of jail booking and processing fees paid to counties. For 2000-01, cities will receive approximately $38 million in booking fees. The 2001-02 Governor's Budget proposes to increase the one-time discretionary funding for local governments to $250 million and continue funding local law enforcement technology grants as well as the COPS and county juvenile crime prevention programs.

      Historically, funding for the State's trial court system was divided between the State and the counties. In 1997, legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. Since then, the county general purpose contribution for court operations was reduced by $386 million and cities are retaining $62 million in fine and penalty revenue previously remitted to the State.

      The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996 (see "Welfare Reform" above). Under the CalWORKs program, counties are given flexibility to develop their own plans, consistent with State law, to implement the program and to administer many of its elements, and their costs for administrative and supportive services are capped at the 1996-97 levels. Counties also are given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified standards. Counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

      State Appropriations Limit. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

      Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

      There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, most State subventions to local governments, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may be exceeded in cases of emergency.

      The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in state per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local K-14 school districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 school districts and refunds to taxpayers.

      The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget and thereafter to be subject to the budget process and established in the Budget Act.

      The following table shows the State's Appropriations Limit for the past three fiscal years, the current fiscal year and an estimate for 2001-02. Because of the extraordinary surge of revenues in 1999-00, the State has exceeded its Appropriations Limit in that year. However, until all pertinent fiscal information is available for the fiscal year 1999-00, the actual overage amount is still an estimate. As of the release of the 2001-02 Governor's Budget, the Department of Finance projects the State Appropriations Limit for 2000-01 will be $3.655 billion under the State Appropriations Limit in fiscal year 2000-01 and $5.444 billion under in fiscal year 2001-02.

                          State Appropriations Limit
                                  (Millions)

                                                 Fiscal Years
                               1997-98   1998-99    1999-00   2000-01   2001-02

State Appropriations Limit     $44,778   $47,573    $50,673   $54,073   $58,961*

Appropriations Subject to     (40,743)  (43,777)   (51,375)* (50,418)* (53,517)*
Limit

Amount (Over)/Under Limit       $4,035    $3,796      $(702)*  $3,655*   $5,444*

==============================================================================

*     Estimated/Projected



SOURCE:  State of California, Department of Finance.

      Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5,
1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 fiscal year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3% of the General Fund tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to approximately 35% to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

      Proposition 98 permits the Legislature by two-thirds vote of both Houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools. See "State Finances--State Appropriations Limit" above.

      During the recession in the early 1990's, General Fund revenues for several years were less than originally projected for several years, so that the original Proposition 98 appropriations were higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources remained at approximately $4,200 from fiscal year 1991-92 to fiscal year 1993-94.

      In 1992, a lawsuit was filed, California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State is repaying $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

      Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-95 through 2000-01 have resulted in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by more than 71% from the level in place in 1991-92 to $7,174 per ADA in 2000-01.

      Tobacco Litigation. In 1998, the State signed a settlement agreement with the four major cigarette manufacturers, and under the settlement half of the moneys will be paid to the State and half to local governments. The 2000 Budget Act includes the receipt of $383 million of settlement money to the General Fund in fiscal year 2000-01, subject to adjustment in accordance with the terms of the settlement.

Prior Fiscal Years' Financial Results

      Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last five fiscal years.

      The economy grew strongly during the fiscal years beginning in 1995-96 and, as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in 1998-99 and $8.2 billion in 1999-00) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local government and infrastructure expenditure.

      The combination of resurging exports, a strong stock market, and a rapidly-growing economy in 1999 and early 2000 resulted in unprecedented growth in General Fund revenues during fiscal year 1999-00. The latest estimates from the Department of Finance indicate revenues of about $71.9 billion, an increase of over 20% over final 1998-99 revenues and $8.9 billion higher than projected for the 1999 Budget Act. The latest estimates indicate expenditures of $66.5 billion in 1999-00, a $2.8 billion increase over the 1999 Budget Act, but the result still left a record balance in the SFEU at June 30, 2000 of over $8.7 billion.

Current State Budget

      The discussion below of the fiscal year 2000-01 and 2001-02 budgets is based on the State's estimates and projections of revenues and expenditures for the current and upcoming fiscal years and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 2000 Budget Act and 2001-02 Governor's Budget, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

      Fiscal Year 2000-01 Budget. The 2000 Budget Act was signed by the Governor on June 30, 2000, the second consecutive year the State's Budget was enacted on time. The spending plan assumed General Fund revenues and transfers of $73.9 billion, an increase of 3.8% above the estimates for 1999-00. The 2000 Budget Act appropriated $78.8 billion from the General Fund, an increase of 17.3% over 1999-00, and reflected the use of $5.5 billion from the SFEU. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 has been for one-time expenditures and investments.

      At the time the 2000 Budget Act was signed, the Department of Finance estimated the June30, 2000 SFEU balance to be $1.781 billion. In addition, the Governor held back $500 million as a set-aside for litigation costs. The Governor vetoed just over $1 billion in General Fund and Special Fund appropriations from the 2000 Budget Act in order to achieve the budget reserve. Because of the State's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.

      The 2000 Budget Act also included Special Fund expenditures of $15.6 billion and Bond Fund expenditures of $5.0 billion. Special Fund revenues are estimated at $16.5 billion.

      Some of the features of the 2000 Budget Act were the following:

      1. Proposition 98 funding for K-12 schools was increased by $3.0 billion in General Fund moneys over revised 1999-00 levels, $1.4 billion higher than the minimum Proposition 98 guarantee. Per pupil spending is estimated at $6,701 per ADA, an 11% increase from the 1999 Budget Act. Of the 2000-01 funds, over $1.8 billion is allowed for discretionary spending by school districts. Major new programs included money for high school scholarship to high-achieving students, English language and literacy, improving teacher quality, funding teacher bonuses and salaries for beginning teachers, increasing investments in technology and funding professional development institutes. The 2000 Budget Act also includes an income tax credit to compensate credentialed teachers for the purchase of classroom supplies and a $350 million repayment of prior years' loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit. See also "State Finances -- Proposition 98" above.

      2. Funding for higher education increased substantially above the revised 1999-00 level. General Fund support was increased by $486 million (17.9%) for the UC and $279 million (12.7%) for the CSU system. In addition, Community Colleges funding increased by $497 million (9.0%). Undergraduate fees at UC and CSU and the per-unit charge at Community Colleges will be unchanged.

      3. Increased funding of $2.7 billion General Fund for health and human services.

      4. Significant moneys were devoted for capital outlay. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. In addition, the Budget Act included $570 million from the General Fund in new funding for housing programs.

      5. A total of about $1.5 billion of tax relief was enacted as part of the budget process. The VLF reduction, started in 1998, was accelerated to the final 67.5% level for calendar year 2001, two years ahead of schedule. The acceleration will cost the General Fund about $887 million in fiscal year 2000-01 and $1.426 billion in fiscal year 2001-02. A one-time Senior Citizens Homeowner and Renters Tax Assistance program will cost about $154 million. A personal income tax credit for teachers will cost $218 million and a refundable credit for child care expenses will cost $195 million. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $89 million in 2000-01.

      6. A one-time appropriation of $200 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, $121 million was appropriated for support of COPS, and $75 million in one-time funding was provided for local law enforcement agencies to purchase high technology equipment.

      The Legislature passed a number of bills with fiscal impacts on the General Fund in 2000-01, which were not included in the 2000-01 Budget, prior to the end of its session on August 31, 2000. Among these were bills to expedite the licensing of new power plants ($57.5 million cost), to establish a juvenile crime prevention program ($122 million cost) and to augment the Senior Citizens Property Tax Assistance Program ($60 million cost). Another bill would enhance retirement benefits for both active and retired teachers. Excess assets and normal cost surplus in the program would fund the costs of enhanced benefits and also provide a $100 million General Fund savings for 2000-01 from reduced contributions to the State Teachers Retirement system.

      Based on results through the first quarter of fiscal year 2000-01, the Department of Finance estimated that revenues were sufficiently strong to make it likely that the State will end the fiscal year at June 30, 2001 with a balance in the budget reserve greater than 4% of General Fund revenues. Based on this estimate, since the reserve for the year ended June 30, 2000 was also above 4% of General Fund revenues, the Governor announced on October 25, 2000 that, pursuant to provisions in the law enacted in 1991 when the State sales tax rate was last raised, the State sales tax rate would be reduced by 0.25% for a period of at least one calendar year, effective January 1, 2001. This reduction will result in approximately $553 million less General Fund revenue in the last half of fiscal year 2000-01 and approximately $600 million less in the first half of fiscal year 2001-02. If the General Fund reserve falls below 4% of General Fund revenue in the future, the sales tax rate would be raised by 0.25%.

      The 2001-02 Governor's Budget (the "2002 Governor's Budget"), released on January 10, 2001, provides updated 2000-01 revenue and expenditure estimates. General Fund revenues in 2000-01 are estimated to be $76.9 billion, $3.0 billion above the 2000 Budget Act estimates. Expenditures in 2000-01 are estimated to be $79.7 billion, about $900 million above the Budget Act estimates. The Department of Finance estimates the June 30, 2001 SFEU balance, the budget reserve, will be approximately $5.85 billion, a substantial increase over the Budget Act estimate of $1.78 billion. However, current surpluses in the General Fund are being used to respond to energy situation. See "Recent Developments Regarding Natural Gas and Electricity" above.

      Fiscal Year 2001-02 Budget. The 2002 Governor's Budget estimates 2001-02 General Fund revenues and transfers to be about $79.4 billion, or 3.3% higher than the revised 2000-01 estimate. This estimate assumes a slowing economy, still showing moderate growth short of a recession. The estimate also accounts for a $600 million drop in sales tax revenues as a result of the 0.25% sales tax reduction which took effect on January 1, 2001, and will remain in effect at least until December 31, 2001. The Governor proposed $82.9 billion in expenditures, a 3.9% increase over the revised 2000-01 estimate. The Governor proposed budget reserves in 2001-02 of $2.4 billion. Of this amount, $500 million is intended for unplanned litigation costs.

      The 2002 Governor's Budget proposed to use $3.7 billion of the new resources since the 2000 Budget Act for one-time expenditures, including $1 billion for energy initiatives, $772 million for capital outlay projects, $250 million in fiscal relief to local government, $200 million for new housing initiatives, and a variety of other proposals. With regard to ongoing programs, the 2001-02 Governor's Budget proposed substantial additions in Proposition 98 funding for K-12 education (an 8.1% increase over the revised 2000-01 spending level) and funding for all units of higher education, funding for health and welfare programs to cover anticipated caseloads, and a modest increase in youth and adult corrections funding. The final expenditure program for 2001-02 will be determined by June 2001 by the Legislature and Governor. The Department of Finance will publish an update of revenues and expenditures for the current year and of revenues for the upcoming fiscal year in May 2001.

      On February 21, 2001, the Legislative Analyst's Office ("LAO") released its analysis of the 2002 Governor's budget. The LAO Analysis generally agreed with the Governor's Budget projections of revenues, but warned that the economic picture (and hence revenues and expenditures in 2001-02) was unsettled, given several potentially negative factors, including the ongoing energy difficulties in the State, a cyclical slowdown in the high technology sector, the overall national economic slowdown, and the sharp decline in the stock market since mid-2000. See "Recent Developments Regarding Natural Gas and Electricity" above. The LAO Analysis recommended that the Legislature defer major new spending decisions until after the updated fiscal report due in May 2001.

      The State could be affected by the nationwide slowdown. Prospects for the nation's economy have deteriorated since the budget forecast was prepared in late November. The budget forecast of 3% US economic growth in 2001 was in line with the December 10 Blue Chip Economic Indicators consensus of 3.1% growth. By the February10, 2001 survey, the consensus forecast had slipped a full percentage point to 2.1% real growth. The energy situation poses an additional risk to the State's economy. Although the State is a very energy efficient economy, a factor that would tend to mitigate the effects of the current energy problem, reliability of supply is important in several key industries, including computer services, electronics manufacturing and biotechnology. Slower than expected economic growth could adversely affect projected revenue growth for 2001-02 and subsequent years.

Economy and Population

      Introduction. California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Since 1994, California's economy has been performing strongly after suffering a deep recession between 1990-93.

      Fuel and other energy prices have risen sharply in recent months. The State Department of Finance notes that the State and national economies are much more energy-efficient than during the energy crises of the 1970s and early 1980s, and that, adjusted for inflation, motor fuel prices are still 20% below the 1981 level. See "Recent Developments Regarding Natural Gas and Electricity" above.

      The Governor has stated that the State is focusing its efforts to meet the most recent energy crises in four main areas: (1) increasing the energy supply through expedited plant construction and other sources of power generation; (2) decreasing energy demand and increasing efficiency; (3) expanding the use of long-term energy contracts rather than relying upon the spot market; and (4) maintaining the financial viability of California's public utilities. Over the last two years, nine power plant projects have received permits to start construction, and six plants are currently under construction. In addition, there are 14 plants moving through the permitting process. As these new facilities become operational, the increased supply of power is expected to lower the cost of power in the wholesale market. In addition, the Governor has issued a series of Executive Orders to streamline the review process for new peaking power facilities; reduce administrative hurdles to accelerate power plant construction; promote development of renewable energy systems; and increase the hours of operation of existing facilities.

      California imports about 85% of its natural gas. Limited gas transmission pipeline capacity into California and a major pipeline break in New Mexico during the summer of 2000, coupled with increases in wholesale prices for natural gas in the United States, have resulted in substantial price increases that are being passed on to business and residential consumers. Pipeline expansion is planned but will not be complete for several years. Nationwide, relatively high prices for natural gas are likely to persist for several years. Supplies of natural gas in northern and central California are also being affected by the financial difficulty of the utility company serving that region. Shortages of natural gas supplies could adversely affect the economy, and particularly generation of electricity, much of which is fueled by natural gas.

      While the State hopes that the measures described above, coupled with conservation, load management and improved energy efficiency, will avoid future disruptions of the supply of electricity or natural gas to the public, lower wholesale energy prices and promote the financial recovery of the State's investor-owned utilities, the situation continues to be fluid and subject to many uncertainties.

      Population and Labor Force. The State's July 1, 1999 population of over 34 million represented over 12% of the total United States population.

      California's population is concentrated in metropolitan areas. As of the April 1, 1990 census, 96% resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1998, the 5-county Los Angeles area accounted for 49% of the State's population, with over 16.0 million residents, and the 10-county San Francisco Bay Area represented 21%, with a population of over 7.0 million.

      The following table shows California's population data for 1994 through 1999.

                              Population 1994-99


                         % Increase                   % Increase    California
          California        Over         United          Over         as % of
 Year   Population(a)  Preceding Year    States     Preceding Year United States
                                      Population(a)

 1994     31,790,000         0.9%      260,327,000        1.0%          12.2%
 1995     32,063,000         0.9       262,803,000        0.9           12.2
 1996     32,383,000         1.0       265,229,000        0.9           12.2
 1997     32,957,000         1.8       267,784,000        0.9           12.3
 1998     33,494,000         1.6       270,248,000        0.9           12.4
 1999     34,036,000         1.6       272,691,000        0.9           12.5

------------------------------------------------------------------------------

(a)   Population as of July 1.


SOURCE: U.S. Department of Commerce, Bureau of the Census; State of California, Department of Finance.


      The following table presents civilian labor force data for the resident population, age 16 and over, for the years 1993 to 2000.

                                 Labor Force

                                   1993-00

                Labor Force Trends (Thousands)       Unemployment Rate (%)
     Year        Labor Force      Employment       California     United States

     1993           15,360          13,918             9.4%             6.9%
     1994           15,450          14,122             8.6              6.1
     1995           15,412          14,203             7.8              5.6
     1996           15,512          14,392             7.2              5.4
     1997           15,947          14,943             6.3              4.9
     1998           16,324          15,356             5.9              4.5
     1999           16,586          15,722             5.2              4.2
    2000p/          17,004          16,170             4.9              4.0

------------------------------------------------------------------------------
p/Preliminary

SOURCE:  State of California, Employment Development Department.


Litigation

      The State is a party to numerous legal proceedings. The following are the most significant lawsuits pending against the State, as reported by the Office of the Attorney General.

      On December 24, 1997, a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asking the Commission to determine whether the property tax shift from counties to school districts beginning in 1993-94 is a reimbursable state mandated cost. See "State Finances -- Local Governments" above. On November 21, 2000, the State Court of Appeal issued a published decision in favor of the State holding that shifting the percentage of responsibility for a program that is jointly funded by State and local governments is not a reimbursable "new program" nor a reimbursable "higher level of service" within the meaning of the California Constitution. Sonoma County has filed a petition for review in the state Supreme Court which was opposed by the State. The petition is pending. Should the final decision on this matter be in favor of the counties, the impact to the State General Fund could be more than $10.0 billion. In addition, there would be an annual Proposition 98 General Fund cost of at least $3.75 billion. This cost would grow in accordance with the annual assessed value growth rate.

      On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al. v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation. On July 22 and 27, 1998, various employee unions which had intervened in the case appealed the trial court's preliminary injunction and asked the Court of Appeal to stay the preliminary injunction. On July 28, 1998, the Court of Appeal granted the unions' requests and stayed the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal. On August 5, 1998, the Court of Appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal. Briefs have been submitted; no date has yet been set for oral argument.

      The State is involved in ongoing litigation, Thomas Hayes v. Commission on State Mandates, related to State mandate test claims, initially filed in 1980 and 1981, concerning the costs of providing special education programs and services to disabled children. After 20 years of litigation, on October 26, 2000, the Governor announced that the parties had agreed, in principle, to a settlement under which schools would receive (1) $520 million in retroactive payments--$270 million immediately, plus $25 million for the next 10 years, and (2) $100 million per year for ongoing costs. All school districts, county offices of education, and Special Education Local Planning Areas have approved the settlement and legislation ratifying the settlement has been proposed.

      In January 1997, California experienced major flooding in six different areas with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon v. State, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. After various pre-trial proceedings, the State filed its answer to the plaintiffs' complaint in January of 2000. No trial date has been set. The State is vigorously defending the action.

      The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J.B. Stringfellow, Jr., et al., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 million to $600 million. Potential State liability falls within this same range. However, all or a portion of any judgment against the State could be satisfied by recoveries from the State's insurance carriers. The State has filed a suit against certain of these carriers. The trial is expected to begin in late 2001, at the earliest.

      The State is a defendant in Paterno v. State of California, a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the Court of Appeal issued a decision reversing the trial court's judgment against the State and remanding the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiff's petition for review. Retrial is presently underway in Yuba County.

      In County of San Bernardino v. State Department of Health Services and Barlow Respiratory Hospital v. State Department of Health Services, which are being tried together in state court, plaintiffs seek mandamus relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates. Plaintiffs in Orthopedic Hospital v. Belshe, a federal court action, seek the same relief on a prospective basis. Plaintiffs in the state court action have estimated that the retroactive damages could exceed $500 million. Should prospective relief by granted, the State's costs could increase by more than $100 million per year in future years. The State is vigorously defending these cases. The trial in the County of San Bernardino and Barlow cases is scheduled to have three phases: law, fact and remedy phases. The state court litigation has been stayed pending settlement negotiations which have resulted in settlement of all three cases for $350 million in retroactive payments and a 30% increase in reimbursement rates beginning July 1, 2001, with 3.33% increases in each of the following three years. This settlement is subject to approval by the United States
Department of Health and Human Services, Health Care Financing Administration.

      The State is involved in three refund actions, California Assn. Of Retail Tobacconists (CART), et al. v. Board of Equalization, et al., Cigarettes Cheaper!, et al. v. Board of Equalization, et al. and Melane/Suneast, et al v. Board of Equalization, et al., that challenge the constitutionality of Proposition 10, approved by the voters in 1998. CART and Cigarettes Cheaper! allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. McLane/Suneast challenges only the "double tax" aspect of Proposition 10. Trial of these three consolidated cases commenced on September 15, 2000, and judgment was rendered on November 15, 2000 in defendants' favor on all counts. An appeal is anticipated.
There is exposure as to the entire $750 million per year collected under Proposition 10 together with interest, which could amount to several billion dollars by the time the case is finally resolved.

      In FORCES Action Project et al. v. State of California et al., various smokers rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment. Plaintiffs have appealed. Briefing has been completed. No date has been set for oral argument.

      Arnett v. California Public Employees Retirement System, et. al. was filed by seven former employees of the State of California and local agencies seeking back wages, damages and injunctive relief. Plaintiffs are former public safety members who began employment after the age of 40 and are recipients of Industrial Disability Retirement ("IDR") benefits. Plaintiffs contend that the formula which determines the amount of IDR benefits violates the federal Age Discrimination in Employment Act of 1967. Plaintiffs contend that, but for their ages at hire, they would receive increased monthly IDR benefits similar to their younger counterparts who began employment before the age of 40. CalPERS has estimated the liability to the State as approximately $315.5 million were the plaintiffs to prevail. The District Court dismissed the complaint for failure to state a claim. On August 17, 1999, the Ninth Circuit Court of Appeals reversed the District Court's dismissal of the complaint. The State sought further review in the United States Supreme Court. On January 11, 2000, the United States Supreme Court in Kimel v. Florida Board of Regents, held that Congress did not abrogate the sovereign immunity of the states when it enacted the ADEA. Thereafter, on January 18, 2000, the Supreme Court granted the petition for writ of certiorari in Arnett, vacated the judgment of the Ninth Circuit, and remanded the case to the Ninth Circuit for further proceedings consistent with Kimel. In turn, the Ninth Circuit remanded the case to the District Court. Thereafter, the EEOC intervened in this action. In December 2000, the State filed a motion for summary judgment based on sovereign immunity and constitutional grounds. The court is expected to rule on the State's motion on April 20, 2001. The court scheduled settlement discussions to begin in February 2001 and continue in March 2001, and is in the process of resetting a trial date.

      On March 30, 2000, a group of students, parents, and community based organizations representing school children in the Los Angeles Unified School District ("LAUSD") brought a law suit against the State Allocation Board ("SAB"), the State Office of Public School Construction ("OPSC") and a number of State officials (Godinez, et al. v. Davis, et al.) in the Superior Court in the County of Los Angeles. The lawsuit principally alleges SAB and OPSC have unconstitutionally and improperly allocated funds to local school districts for new public school construction as authorized by the Class Size Reduction Kindergarten-University Public Education Facilities Bond Act (hereafter referred to as "Proposition 1A"). Plaintiffs allege that funds are not being allocated on a priority of greatest need basis. On December 13, 2000, the parties reached an agreement under which plaintiffs and intervenors agree that the regulations adopted by the State Allocation Board at its meeting of that date, adequately address the needs of LAUSD. Assuming no future substantive changes in the regulations, the lawsuit will not go forward and will eventually be dismissed. On or about December 8, 2000, a related lawsuit was filed in Sacramento County Superior Court by the Coalition for Adequate School Housing ("CASH"). CASH seeks a writ of mandate against the State Allocation Board to prevent the distribution of new school construction funds according to the newly adopted regulations. CASH seeks distribution of the new school construction funds on a first come, first served basis. No appearance has been made by the SAB in the CASH suit. The Attorney General is of the opinion that neither the Godinez nor the CASH lawsuit affects the validity of any State bonds, nor the authority of the State to issue bonds under the current authorization granted by the finance committees.

      In Charles Davis v. California Health and Human Services Agency, the plaintiff has brought a class action under a number of federal acts, including the Americans with Disabilities Act, seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at San Francisco run 1,200 bed skilled nursing facility (Laguna Honda) who require long term care should be assessed as to whether they can be treated at home or in a community-based facilities, and then provided appropriate care. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiff prevail, the State's liability could exceed $400 million. The State is vigorously defending this action.

      In Stephen Sanchez, et al. v. Gtrantland Johnson et al., the plaintiffs have brought a class action in Federal District Court for the Northern District of California, seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act because they result in unnecessary institutionalization of developmentally disabled persons. The State has filed a responsive pleading and is vigorously contesting this case. At this early state in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiffs prevail, the State's liability could exceed $400 million.

      In California Independent Systems Operator v. Reliant Energy Services et. al. (U.S. District Court, E.D. Cal), the California Independent Systems Operator ("ISO") sued Reliant Energy and three other energy producers alleging they were threatening to no longer comply with an ISO tariff that required them to supply energy when requested by ISO during a "System Emergency." ISO operated under a Stage Three emergency, its highest level, from mid-January to late February 2001. If these producers refused to provide power, the State faced the possibility of continuous and potentially uncontrollable blackouts. The ISO filed an application for a temporary restraining order ("TRO"). The State of California acting through its Electricity Oversight Board intervened in the action in support of the TRO and a preliminary injunction. On February 7, 2001, the District Court issued a TRO preventing the energy producers from refusing to supplying power under the ISO tariff, even if they were not paid for the power ordered by Southern California Edison Company ("SCE") and Pacific Gas & Electric Company ("PG&E"). The Court observed that "the State of California is confronting an energy crisis of catastrophic proportions" and that the threats of blackouts "pose a dire threat to public health and safety." Pursuant to a stipulation among the parties, the TRO was dissolved and the generators have agreed to continue supplying power to the ISO until March 19, 2001. However, the defendants may terminate such service on forty-eight hours notice.

      In the same action, Reliant Energy has filed a third-party complaint against the California DWR seeking a declaration that recently enacted legislation should be read to require the DWR to pay for all power delivered to the ISO by energy producers, regardless of the price. Reliant Energy has filed a motion for TRO to include DWR based on the third-party complaint. A series of motions under both the complaint and the third-party complaint are pending before the court. While it is difficult to predict the effect of a ruling on the third-party complaint requiring the DWR to purchase all power requirements of the State regardless of the cost, such order could increase substantially, in the near term, the amount of money required by the DWR to purchase electricity.

      In Hendricks v. Hannigan, (San Diego Superior Court), plaintiff challenged implementation of Senate Bill 7x by the Director of the DWR on the ground that it provided for a gift of public funds. Defendant's demurrer was sustained without leave to amend and the complaint was dismissed. It is unknown whether plaintiff will appeal.

      In Duke Energy Trading and Marketing v. Davis, et al., (U.S. District Court, C.D. Cal.), the plaintiff challenges the Governor's orders commandeering SCE and PG&E block forward market contracts held by the California Power Exchange on the ground that the orders violated the Supremacy Clause and other constitutional provisions. Duke Energy seeks a TRO and injunction barring the Governor from taking any action against Duke Energy under the authority of the Executive Orders and a declaration that Duke Energy has no obligation to deliver power under the block forward contracts. The hearing on the TRO, seeking an order restraining the ISO from requiring the energy producer to supply energy under the contracts, has been taken off calendar. Pursuant to an interim settlement, Duke Energy will deliver power to the Department through April 30, 2001. A hearing will be held on the plaintiff's motion for a preliminary injunction and other motions on April 30, 2001, with a trial on factual issues, if needed, thereafter. While it is difficult to predict the effect on an adverse ruling, such ruling could cause power costs to increase substantially, in the near term.

      The Power Exchange has informally demanded payment from the State in the amount of approximately $651.7 million for the SCE Block Forward Contracts and approximately $347.9 million for the PG&E Block Forward Contracts. The State disputes this valuation. The Emergency Services Act requires that the Power Exchange pursue administrative remedies by filing a claim with the California Victim Compensation and Government Claims Board.

      In Duke Energy Trading and Marketing v. California Independent Systems Operator et al. (U.S. District Court C.D. Cal), filed February 14, 2001, plaintiff alleges that the ISO/DWR are continuing to buy power for SCE and PG&E even though the utilities do not meet the creditworthiness requirements of the ISO tariff and that this constitutes a "taking" of property in violation of the 5th and 14th amendments to the United States Constitution. Duke seeks declaratory relief and injunctive relief. Pursuant to stipulation, the action is stayed and Duke is required to continue to supply power pursuant to ISO orders until March 30, 2001. If no agreement can be reached between the parties by that time, a hearing will be held on pending motions. While it is difficult to predict the effect of an adverse ruling, such ruling could cause power costs to increase substantially, in the near term.






                                   APPENDIX D

               RISK FACTORS--INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

      The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

      The State's fiscal year begins on April 1st and ends on March 31st. On March 30, 2000, the State adopted the debt service portion of the State budget for the 2000-01 fiscal year; on May 5, 2000, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the 2000-01 fiscal year, the State enacted appropriations that permitted the State to continue its operations.

      Following enactment of the 2000-01 budget, the State prepared a Financial Plan for the 2000-01 fiscal year (the "2000-01 Financial Plan") that sets forth projected receipts and disbursements based on the actions taken by the Legislature. On January 16, 2001, the State released the Third Quarterly Update to the 2000-01 Financial Plan (the "Update"). For fiscal year 2000-01, General Fund disbursements, including transfers to support capital projects, debt service and other funds, were estimated at $38.92 billion ($39.90 billion as of the Update), an increase of $1.75 billion or 4.72% over 1999-2000. Projected spending under the 2000-01 enacted budget was $992 million above the Governor's Executive Budget recommendations.

      The 2000-01 Financial Plan projected closing balances in the General Fund and other reserves of $3.2 billion, with $1.14 billion projected for the General Fund as of the Update.

      Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of Legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly. Second, the Legislature enacted the Debt Reform Act of 2000 (Debt Reform Act). The Debt Reform Act, which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts taxes on energy ($330 million), the expansion of the "Power for Jobs" energy tax credit program ($125 million), a college tuition deduction or credit taken against personal income taxes ($200 million), and reduction of the marriage penalty for taxpayers who file jointly ($200 million).

      Many complex political, social and economic forces influence the State's economy and finances, which in turn may affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan also is based upon forecasts of national and State economic activity. Economic forecasts frequently have failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget (DOB) believes that its projections of receipts and disbursements relating to State Financial Plans, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth in the State's Annual Information Statement and any updates and summarized below, and those projections may be changed materially and adversely from time to time. See the section entitled "Special Considerations" below for a discussion of risks and uncertainties faced by the State.

2000-01 State Financial Plan

      Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

General Fund

      The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2000-01 fiscal year, the General Fund (exclusive of transfers) is expected to account for approximately 46.6% of All Governmental Funds disbursements and 67.8% of total State Funds disbursements. General Fund moneys also are transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

      Total receipts and transfers from other funds are projected to be $39.72 billion in 2000-01, an increase of $2.32 billion over 1999-2000. Total General Fund disbursements and transfers to other funds are projected to be $39.29 billion, an increase of $2.12 billion over 1999-2000.

      The State revised the cash-basis 2000-01 State Financial Plan on January 16, 2001 with the release of the 2001-02 Executive Budget. The DOB now expects the State to close the 2000-01 fiscal year with an available cash surplus of $1.36 billion in the General Fund. The projected surplus as reported by DOB results from $1.71 billion in higher projected receipts, reduced in part by $346 million in higher estimated disbursements compared to the July 31, 2000 update (the "Mid-Year Update"). The DOB revised its projected receipts and disbursements based on a review of actual operating results through December 2000, as well as an analysis of underlying economic and programmatic trends it believes may affect the Financial Plan for the balance of the fiscal year.

      The Governor has recommended that the entire $1.36 billion surplus be used to increase reserves. At the close of the current fiscal year, the DOB proposes to deposit $80 million from the surplus into the State's Tax Stabilization Reserve Fund (TSRF) (the sixth consecutive annual deposit). In the 2001-02 Executive Budget, the Governor is proposing to use the remaining $1.28 billion from the projected 2000-01 surplus to help guard against the impact of a national economic downturn and ensure that previous tax reduction commitments proceed on schedule.

      Through the first nine months of 2000-01, General Fund receipts, including transfers from other funds, totaled $32.54 billion. General Fund disbursements, including transfers to other funds, totaled $27.23 billion. The updated 2000-01 Financial Plan projections incorporate these results.

Projected General Fund Receipts

      Total General Fund receipts and transfers in 2000-01 are projected to be $39.72 billion ($40.12 billion as of the Update), an increase of $2.32 billion from the $37.40 billion recorded in 1999-2000. This total includes $36.35 billion in tax receipts, $1.34 billion in miscellaneous receipts, and $2.03 billion in transfers from other funds. The transfer of $3.4 billion net resources through the tax refund reserve account from 1999-2000 to the 2000-01 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1999-2000 figures and inflating 2000-01 projections.

      The Personal Income Tax is imposed on the income of individuals, estates and trusts and is based, with certain modifications, on Federal definitions of income and deductions. Net General Fund personal income tax collections are projected to reach $24.33 billion in 2000-01, well over half of all General Fund receipts and nearly $4 billion above the reported 1999-2000 collection total. Much of this increase is associated with the $3.4 billion net impact of the transfer of the surplus from 1999-2000 to the current year as partially offset by the diversion of an additional $1.99 billion in income tax receipts to the School Tax Relief (STAR) fund. The STAR program was created in 1997 as a State-funded local property tax relief program funded through the use of personal income tax receipts. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.3 billion, an increase of almost 5%.

      This growth is largely a function of two factors: (i) the 9% growth in income tax liability projected for tax year 2000; and (ii) the impact of the 1999 tax year settlement recorded early in the 2000-01 fiscal year.

      The most significant statutory changes made this fiscal year provide for an increase, phased-in over two years, in the earned income tax credit from 25% to 30% of the Federal credit.

      User taxes and fees are comprised of three-quarters of the State's 4% sales and use tax, cigarette, alcoholic beverage, container, and auto rental taxes, and a portion of the motor fuel excise levies. This category also includes receipts from the motor vehicle registration fees and alcoholic beverage license fees. Dedicated transportation funds outside of the General Fund receive a portion of motor fuel tax and motor vehicle registration fees and all of the highway use taxes. Receipts from user taxes and fees are projected to total $7.02 billion, a decrease of $583 million below reported collections in the prior year.

      The sales tax and cigarette tax components of this category account for virtually all of the 2000-01 decline. Growth in base sales tax yield, after adjusting for tax law and other changes, is projected at 4.5%. Modest decreases in motor fuel and alcoholic beverage taxes over 1999-2000 levels also are expected. However, receipts from auto rental taxes are estimated to increase modestly.

      Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes.

      Total business tax collections in 2000-01 are now projected to be $4.23 billion, $332 million below results for the prior fiscal year. The year-over-year decline in projected receipts in this category is largely attributable to statutory changes. These include the first year impact of a scheduled corporation franchise tax rate reduction, a reduction in the cap on tax liability for non-life insurers, and the expansion of the economic development zone (renamed Empire Zones, effective May 19, 2000) and zone equivalent areas tax credits. Ongoing tax reductions include the second year of the corporation franchise rate reduction, the gross receipts tax rate cut from 3.25% to 2.5%, the continuation of the "Power for Jobs" program, and the use of tax credits for investments in certified capital companies.

      Other taxes include the estate and gift tax, the real property gains tax and pari-mutual taxes. Taxes in this category are now projected to total $766 million, $341 million below last year's amount. The primary factors accounting for most of the expected decline are legislation enacted previously that repealed both the real property gains tax and the gift tax and significantly reduced estate tax rates, and the incremental effects of tax reductions in the pari-mutual tax.

      Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor Federal grants, receipts from public authorities, and certain other license and fee revenues. Miscellaneous receipts are expected to total $1.34 billion, down $309 million from the prior year amount. This reflects the loss of non-recurring receipts received in 1999-2000 and the phase-out of the medical provider assessments completed in January 2000.

      Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, including the 1% sales tax used to support payments to Local Government Assistance Corporation (LGAC).

      Transfers from other funds are expected to total $2.03 billion, or $108 million less than total receipts from this category during 1999-2000. Total transfers of sales taxes in excess of LGAC debt service requirements are expected to decrease by approximately $74 million, while transfers from all other funds are expected to decrease by $34 million.

Projected General Fund Disbursements

      General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated in the Mid-Year Update to be at $39.29 billion in 2000-01 ($1.14 billion as of the Update), an increase of $370 million over the Financial Plan enacted in May 2000. The entire net increase in disbursements reflects the cost of labor agreements ratified by State employee unions and approved by the State Legislature.

      Following the pattern of the last three fiscal years, education programs receive the largest share of new funding contained in the 2000-01 Financial Plan. School aid is expected to grow by $850 million or 8.0% over 1999-2000 levels (on a State fiscal year basis). Outside of education, the largest growth in spending is for State Operations ($801 million increase) and general State charges ($104 million).

      The Financial Plan also reflects the use of resources from the Health Care Reform Act of 2000 (HCRA 2000) that will help finance several health and mental hygiene programs in Special Revenue Funds, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services.

      Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. The largest areas of spending in this category are for aid to elementary and secondary schools (43%) and for the State's share of Medicaid payments to providers (21%). Grants to Local Governments are projected in the Update to be at $26.86 billion.

      Under the 2000-01 enacted budget, General Fund spending on school aid is projected at $11.47 billion on a State fiscal year basis, an increase of $850 million from the prior year. The budget provides additional funding for operating aid, building aid, and several other targeted aid programs. For all other educational programs, disbursements are projected to grow by $376 million to $3.23 billion.

      Spending for Medicaid in 2000-01 is projected to total $5.59 billion, an increase of 4% from 1999-2000. Welfare spending is projected at $1.20 billion, a decrease of $77 million from the prior year. Disbursements for all other health and social welfare programs are projected to total $1.93 billion, an increase of $262 million.

      The remaining disbursements primarily support community-based mental hygiene programs, local transportation programs, and revenue sharing payments to local governments. Revenue sharing and other general purpose aid to local governments is projected at $923 million.

      State operations pays for the costs of operating the Executive, Legislative, and Judicial branches of government, including the prison system, mental hygiene institutions, and the State University system (SUNY). Spending in State operations is projected in the Mid-Year Update to be $7.40 billion, an increase of $801 million over the prior year. The growth reflects $324 million for new labor contracts, offset by $30 million in savings from efficiencies in agency operations, a $38 million reduction in one-time receipts from the SUNY, and a $56 million decrease in Federal grants from the Department of Correctional Services. The State's overall workforce is expected to remain stable at around 195,000 employees.

      General State charges account for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislature, and Judiciary. These payments, many of which are mandated by statute and collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation, and unemployment insurance. General State charges also cover State payments-in-lieu-of-taxes to local governments for certain State-owned lands, and the costs of defending lawsuits against the State and its public officers.

      Disbursements in this category are estimated at $2.19 billion, an increase of $104 million from the prior year. The change primarily reflects higher health insurance rates in calendar year 2000, primarily to cover the increasing cost of providing prescription drug benefits for State employees. The 2000-01 spending estimate continues to assume the $250 million in offset funds related to the dissolution of the Medical Malpractice Insurance Association, which is the last year these funds are expected to be available.

      This category accounts for debt service on short-term obligations of the State, i.e., the interest costs of the State's commercial paper program. The commercial paper program is expected to have a maximum of $45 million outstanding during 2000-01, as this program is being replaced with additional variable rate general obligation bonds. The majority of the State's debt service is for long-term bonds, and is shown in the Financial Plan as a transfer to the General Debt Service Fund.

      Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources.

      Long-term debt service transfers are projected at $2.26 billion in 2000-01, an increase of $18 million from 1999-2000. The increase reflects debt service costs from prior-year bond sales (net of refunding savings) and certain sales planned to occur during the 2000-01 fiscal year to support new capital spending, primarily for economic development, the environment and education.

      Transfers for capital projects provide General Fund support for projects that are not financed with bond proceeds, dedicated taxes, other revenues, or Federal grants. Transfers in this category are projected to total $234 million in 2000-01, an increase of $23 million from the prior year.

      All other transfers, which reflect the remaining transfers from the General Fund to other funds, are estimated to total $294 million in 2000-01, a decline of $94 million from 1999-2000.


      The DRRF is assumed by the DOB to be reclassified from the General Fund to the Capital Projects fund type in 2000-01. The 2000-01 Financial Plan reflects the deposit of an additional $250 million in General Fund receipts to DRRF in 2000-01, as well as $250 million in one-time resources from the State's share of tobacco settlement proceeds.

General Fund Closing Balance

      The DOB projects a closing balance of $1.14 billion in the General Fund for 2000-01. The balance is comprised of $627 million in the TSRF (for unanticipated budget shortfalls), $150 million in the Contingency Reserve Fund
(CRF) (for litigation risks), $338 million in the Community Projects Fund (CPF) (for legislative initiatives) and $29 million in the Universal Pre-Kindergarten Fund.

      In addition to the General Fund closing balance of $1.14 billion, the State will have a projected $1.85 billion in the tax refund reserve account at the end of 2000-01. The refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The projected balance of $1.85 billion is comprised of $1.28 billion from the 2000-01 surplus, $521 million from LGAC that may be used to pay tax refunds during 2000-01 but must be on deposit at the close of the fiscal year, and $49 million in other funds designated to pay other tax refunds.

      The closing fund balance also excludes $1.2 billion in the STAR (for future STAR payments) and $250 million in the DRRF (for 2001-02 debt reduction).

2001-02 State Financial Plan

      The Governor presented his 2001-02 Executive Budget to the Legislature on January 16, 2001. The Executive Budget contains financial projections for the State's 2000-01 through 2003-04 fiscal years, a detailed economic forecast and a proposed Capital Program and Financing Plan for the 200 1 -02 through 2005-06 fiscal years. The State Constitution permits the Governor to submit amendments to the Executive Budget within 30 days of submission. At this time, the DOB does not anticipate any material revisions to the Financial Plan recommended by the Governor on January 16, 2001.

      The 2001-02 Financial Plan based on the Executive Budget projects receipts in excess of disbursements on a cash basis in the General Fund, after accounting for the transfer of available receipts from 2000-01 to 2001-02 through the refund reserve account. Under the Governor's Executive Budget, total General Fund receipts, including transfers from other funds, are projected at $42.46 billion, an increase of $2.34 billion (5.8%) over the current fiscal year. General Fund disbursements, including transfers to other funds, are recommended to grow by 3.6% to $41.34 billion, an increase of $1.45 billion over 2000-01. State Funds spending (the portion of the budget supported exclusively by State taxes, fees, and revenues) is projected to total $57.39 billion, an increase of $2.68 billion or 4.9%. Spending from All Governmental Funds is expected to grow by 5.3%, increasing by $4.19 billion to $83.62 billion.


      There can be no assurance that the Legislature will enact into law the Governor's Executive Budget or that the State's adopted budget projections will not differ materially and adversely from these projections.

General Fund

Projected General Fund Receipts

      The 2001-02 Financial Plan projects General Fund receipts, including transfers from other funds, of $42.46 billion, an increase of $2.34 billion over 2000-01. After adjusting for tax law and administrative changes, recurring growth in the General Fund tax base is projected to be approximately 5.1% during 2001-02.

      Personal Income Tax collections for 2001-02 are projected to reach $26.48 billion, an increase of $2.69 billion (11.3%) over 2000-01. The growth is due in part to an estimated increase in income tax liability of 10.8% in 2000 and 5.1% in 2001. The large increase in liability in recent years has been supported by the continued surge in taxable income attributable to the growth in equity markets and wages associated with Wall Street bonuses. The large income gains from stock market performance are expected to moderate substantially in 2001.

      User tax and fee receipts in 2001-02 are projected at $7.44 billion, an increase of $20 million over 2000-01. Growth is affected by the incremental impact of approximately $140 million in enacted tax reductions, and the diversion of remaining motor fuel tax receipts to the Dedicated Highway and Bridge Trust Fund and the Dedicated Mass Transportation Trust Fund. Adjusted for these changes, the underlying growth of user tax and fee receipts is projected at 2.5%.

      Total business taxes are projected at $4.17 billion in 2001-02, a decrease of $292 million from 2000-01. Receipts from the corporation franchise tax, which is the largest source of business tax receipts, are projected to decline by $161 million in 2001-02, mainly as the result of enacted tax reductions. Receipts are also expected to decline for the petroleum business tax ($88 million), bank tax ($46 million), and insurance tax ($27 million).

      Receipts from all other taxes, which include receipts from estate and gift levies, pari-mutuel taxes, and other minor sources, are projected to total $771 million in 2001-02, a decrease of $10 million from 2000-01.

      Miscellaneous receipts are projected to total $1.43 billion in 2001-02, a decrease of $71 million from the current year, largely as a result of a reduction in investment income

Projected General Fund Disbursements

      The State projects General Fund disbursements of $41.34 billion in 2001-02, an increase of $1.45 billion (3.6%) over the revised projections for 2000-01. The growth in spending occurs throughout the Financial Plan, with the largest increase for Grants to Local Governments ($914 million), followed by State Operations ($274 million), Transfers to Other Funds ($254 million), and General State Charges ($7 million).

      Grants to Local Governments include financial aid to local governments and non-profit organizations, as well as entitlement payments for individuals. The largest areas of spending in local assistance are for aid to public schools (44%) and for the State's share of Medicaid payments to medical providers (22%). Spending for higher education (6%), mental hygiene (6%), welfare assistance (4%), and children and families services (3%) represent the next largest areas of local aid.

      Spending in local assistance is estimated at $27.77 billion in 2001-02, an increase of $914 million (3.4%) from the current fiscal year. The growth is comprised primarily of increases for school aid, Medicaid, health, and mental health, offset by decreases in welfare and the elimination of stock transfer incentive aid payments to New York City.

      General Fund spending for school aid is projected at $12.13 billion in 2001-02 (on a State: fiscal year basis) an increase of $612 million (5.3%). This increase, which on a school year basis is $382 million, will fund formula-based and categorical aid programs, as well as the "tail" of aid payable for the 2000-01 school year. The Executive Budget also recommends changes to expand the amount of flexible operating aid provided to schools across the State and to target new State resources to the highest-need school districts.

      Medicaid spending is estimated at $6.08 billion in 2001-02, an increase of $391 million (6.9%) from 2000-01. Underlying spending growth is projected at $670 million, but is moderated by $131 million in savings from proposed updates to the nursing home reimbursement methodology and about $150 million in additional Federal aid.

      Spending on welfare is projected at $1.01 billion, a decrease of $245 million (19.5%) from 2000-01. This projected decrease is largely attributable to continued declines in welfare caseload and increased Federal funding in such areas as the Earned Income Tax Credit and the Child and Dependent Care Credit that lowers State costs. Welfare caseload is projected at about 743,000 recipients in 2001-02, down 36,000 from 2000-01.

      Local assistance spending for Children and Families Services is projected at $881 million in 2001-02, up $43 million (5.1%) from 2000-01. The increase in General Fund spending includes added costs for the proposed child welfare financing reforms as well as an expansion in the Advantage After-School program funding.

      Mental hygiene programs are expected to grow by $128 million (8.6%) to almost $1.62 billion in 2001-02. The additional funding is for the New York State CARES program ($47 million), the Community Reinvestment program ($20 million), and other program enhancements, including inflationary increases and the annualization of prior-year initiatives ($38 million).

      Local assistance spending for health programs is projected at $602 million, up $110 million (22.4%) from 2000-01. This increase is primarily due to enhancements in the EPIC prescription drug program ($75 million), response to the West Nile Virus outbreak ($22 million), and State support for the Roswell Park Cancer Institute ($30 million), partially offset by lower spending of $32 million for one-time legislative initiatives.

      Spending for all other local assistance programs is projected to total $5.45 billion in 2001-02, a decrease of $124 million (2.2%) from 2000-01. This estimate includes higher State support for tuition assistance ($35 million), children with special educational needs ($28 million), county administration of welfare and Medicaid programs ($14 million), and the City University of New York
(CUNY) ($14 million). These increases are more than offset by the recommended elimination of spending identified by the Legislature as one-time initiatives in the 2000-01 Financial Plan, a reestimate of costs for reimbursing local governments for housing State-ready inmates in local jails ($40 million), and the proposed elimination of stock transfer incentive aid payments to New York City ($114 million).

      State Operations accounts for the cost of running the Executive, Legislative, and Judicial branches of government. Spending is projected at $7.90 billion, an increase of $274 million, or 3.6% above 2000-01.

      The growth in State Operations is primarily attributable to the annualized costs of labor agreements and related costs with State employee unions ($195 million), funding for technology initiatives ($43 million), health and mental hygiene programs ($75 million), and a recommended change in the accounting treatment of State university hospital revenues that directly finance hospital operations ($100 million). Under the proposal, hospital revenues that currently offset State Operations expenditures would pay for hospital fringe benefits costs currently charged to the General Fund; SUNY hospital revenue and spending will now be accounted for in the special revenue funds.

      The State's overall workforce is projected at 194,500 persons by the end of 2001-02, down about 500 from the end of 2000-01.

      General State Charges (GSCs) account for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislative and Judicial branches. These payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance. GSCs also cover State payments-in-lieu-of- taxes to local governments for certain State-owned lands, and the costs of defending lawsuits against the State and its public officers.

      Total spending for GSCs is projected to grow by $7 million (0.3%) to $2.59 billion in 200 1-02. The State expects health insurance rates in calendar year 2001 to grow by 11% ($138 million), primarily to cover the increasing cost of prescription drug, hospitalization and physician benefits for State employees. Modest increases are projected for other fringe benefits, including social security, workers' compensation, and dental insurance, but are offset by reduced payments for retirement incentives ($72 million) and the accounting of State university hospital fringe benefit costs ($100 million) discussed above.

      Transfers in support of debt service in 2001-02 are projected at $2.29 billion, a $70 million (3.2%) increase over 2000-01. This increase is primarily due to bonding to support SUNY, CUNY, public protection, environmental and economic development purposes, offset by the projected savings generated from the use of the DRRF to defease high cost debt and from the new revenue bond proposal (which is discussed in more detail in "Debt and Other Financing Activities" below).

      Transfers in support of capital projects in 2001-02 are projected at $340 million, an increase of $105 million (44.7%) over 2000-01. The higher budgeted amount includes $69 million to the new Remedial Program Transfer Fund for hazardous waste remediation and $16 million for improvements to the Court of Appeals Building and the Justice Building in Albany.

      All other transfers are projected to increase by $79 million in 2001-02. Of this amount, $69 million represents the State's subsidy for SUNY hospitals. All other transfers increase by $10 million primarily as a result of the State's subsidy to the Court Facilities Incentive Aid Fund, which grows from $45 million in 2000-01 to $81 million in 2001-02 to support Judiciary capital projects. This latter increase is offset by the elimination of one-time transfers in 2000-01 to the State University Stabilization Fund ($17 million), and to the Miscellaneous Special Revenue Fund ($19 million) to pay for year 2000 computer compliance.

Non-Recurring Resources

      The DOB estimates that the 2000-01 State Financial Plan contains new actions that provide non-recurring resources or savings totaling approximately $36 million, excluding use of the 1999-2000 surplus. DOB reports that the 2001-02 Financial Plan budgets $146 million in one-time resources, consisting primarily of $97 million in Federal funds from successful retroactive claims for child welfare, special education, and prison health costs. The remaining amounts are comprised of a payment from DASNY to the State ($28 million), and fund sweeps and transfers to the General Fund ($21 million) that periodically occur.

Outyear Projections of Receipts and Disbursements

      State law requires the Governor to propose a balanced budget each year. Preliminary analysis by the DOB indicates that the State will have a 2001-02 budget gap of approximately $2 billion, which is comparable with gaps projected following enactment of recent State budgets. This estimate includes projected costs of new collective bargaining agreements, no assumed operating efficiencies, and the planned application of approximately $1.2 billion in STAR tax reduction reserves. In recent years, the State has closed projected budget gaps which DOB estimates have ranged from $5 billion to less than $1 billion.

      Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of Federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance.

      The 2002-03 and 2003-04 projections assume increases in the other major components of income consistent with continued growth in the overall economy. In particular, interest, dividend and business income are expected to grow at rates consistent with the average growth in these components in recent years.

      It should be noted that growth in income tax receipts in recent years has been heavily influenced by special factors, including the rapid growth in the stock market noted above. The outyear projections anticipate a substantial moderation in the special factors that have produced the rapid receipts growth of recent years. Specifically, based on information from Wall Street analysts and an examination of relevant economic indicators, the outyear projections assume only small increases in financial sector business.

      From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, are projected to receive settlement payments of $1.47 billion over the same period. The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF.

      The gap projections assume the Legislature will enact the 2001-02 Executive Budget in its entirety. The projections do not include unspecified spending "efficiencies" or count on the use of any of the $1.3 billion in reserves the Governor is proposing to set aside for economic uncertainties.

      If the projected budget gap for 2002-03 is closed with recurring actions, the 2003-04 budget gap would be reduced to $433 million. In recent years, the State has closed projected budget gaps which the DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1.0 billion (1998-99 and 1999-2000).

      The DOB estimates that General Fund receipts will total $41.13 billion in 2002-03 and $42.37 billion in 2003-04. The receipts forecast is based on the DOB's economic forecast, adjusted to incorporate the incremental impact of enacted and proposed tax reductions, prior refund reserve transactions, and the continued earmarking of receipts for dedicated highway purposes.

      Personal income tax receipts are projected to increase to $25.26 billion in 2002-03 and $26.54 billion in 2003-04. The estimates are affected by the impact of expected refund reserve transactions, a reduction in the growth in underlying liability, and the estimated costs of the enacted STAR and proposed Co-STAR tax reduction plans.

      Income tax growth in both fiscal years is governed by projections of growth in taxable personal income and its major components, including wages, interest and dividend earnings, realized taxable capital gains, and business income.

      The DOB currently projects spending to grow by $2.46 billion (6.0%) in 2002-03 and $1.49 billion (3.4%) in 2003-04. Overall, General Fund spending increases at a higher rate in 2002-03 than in 2003-04 primarily because the Financial Plan does not include costs for new collective bargaining contracts after the current agreements expire by April 2003 and assumes the remaining balance in the CPF ($188 million) is spent by the end of 2002-03.

Other Governmental Funds

      In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.

      All Governmental Funds spending is estimated at $77.53 billion in 2000-01, an increase of $4.17 billion or 5.7% above the prior year. When spending for the STAR tax relief program is excluded, spending growth is 4.6%. The spending growth is comprised of changes in the General Fund ($1.81 billion excluding transfers), Special Revenue Funds ($2.03 billion), Capital Projects Funds ($124 million) and Debt Service Funds ($206 million).

Special Revenue Funds

      Total disbursements in the 2000-01 Financial Plan for programs supported by Special Revenue Funds are projected at $33.25 billion, an increase of $2.03 billion or 6.5% over 1999-2000. Special Revenue Funds include Federal grants and State special revenue funds.

      Federal grants are projected to comprise 69% of all Special Revenue Funds spending in 2000-01, comparable to prior years. Disbursements from Federal funds are estimated at $22.87 billion, an increase of $798 million or 3.6%. Medicaid is the largest program within Federal funds, accounting for over half of total spending in this category. In 2000-01, Medicaid spending is projected at $14.93 billion, an increase of $396 million over 1999-2000. The remaining growth in Federal funds is primarily for the Child Health Plus program, which is estimated at to increase by $86 million in 2000-01, as well as increased spending in various social service programs.

      State special revenue spending is projected to be $10.38 billion, an increase of $1.23 billion or 13.5% from the last fiscal year. The spending reflects the next phase of the STAR program valued at $2.0 billion (up $785 million from 1999-2000), and $617 million in additional spending resulting from HCRA 2000. This growth is offset by decreased spending of $176 million due to the elimination of medical provider assessments on January 1, 2000.

      In 2001-02, the DOB projects disbursements of $36.47 billion from special revenue funds derived from both State and Federal sources, an increase of $2.57 billion or 7.6% over 2000-01. Disbursements from State special revenue funds are projected at $11.68 billion, an increase of $ 1.11 billion or 10.5% from 2000-01. Disbursements for STAR are projected to increase by $694 million from 2000-01, accounting for most of the year-to-year growth in State spending from special revenue funds. Disbursements from Federal special revenue funds, which account for approximately three-quarters of all special revenue spending, are estimated at $24.79 billion in 2001-02, an increase of $1.46 billion or 6.3% from 2000-01. The year-to-year growth in Federal special revenue fund spending is primarily supported by higher projected Federal payments for the Medicaid program, which is projected to grow by $962 million from 2000-01.



Capital Projects Funds

      Spending from Capital Projects Funds in 2000-01 is projected at $4.35 billion, an increase of $124 million or 2.9% from last fiscal year. The increase is attributed to $184 million for new capital projects, primarily for transportation, economic development, the environment and education and planned increases for school construction and economic development programs.

      Disbursements from Capital Projects Funds in 2001-02 are estimated at $5.0 billion, or $627 million higher than 2000-01. The proposed spending plan includes: $2.9 billion in disbursements for transportation purposes, including State and local highway and bridge programs; $822 million for environmental activities; $203 million for public protection; $426 million for education, including SUNY and CUNY; and $184 million for mental hygiene projects.

      Capital spending in 2000-01 and 2001-02 is financed with a mix of pay-as-you-go and bonded resources. The portion of spending financed with pay-as-you-go resources increases from 57% in 2000-01 to 61% in 2001-02 and reflects the use of a portion of $750 million in deposits to the DRRF to pay cash for certain transportation projects.

Debt Service Funds

      Spending from Debt Service Funds is estimated at $3.79 billion in 2000-01, up $206 million or 5.7% from 1999-2000. Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $127 million of the year-to-year growth. Debt service for educational purposes, including State and City university programs financed through the Dormitory Authority of the State of New York (DASNY), will increase by $59 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

      Disbursements from Debt Service Funds are estimated at $3.93 billion in 2001-02, a decrease of $200 million from 2000-01. Debt Service Funds projections for 2000-01 reflect the use of approximately $421 million in DRRF deposits to defease high cost State debt. Overall, the use of $750 million in DRRF deposits is projected to lower long-term debt service costs by approximately $1.2 billion over the life of the defeased bonds. In addition, Debt Service Funds projections reflect a proposed new revenue debt structure.

GAAP-Basis Financial Plan (2000-01)

      State law requires the State to update its projected GAAP-basis financial results for the current fiscal year on or before September first of each year. The State bases its GAAP projections on the cash estimates in the Mid-Year Update and the actual results for 1999-2000 as reported by the State Comptroller on July 28, 2000.

      The State ended 1999-2000 with an accumulated General Fund surplus of $3.93 billion, as measured by GAAP, marking the third consecutive fiscal year that has ended with an accumulated surplus. The State expects to close the 2000-01 Fiscal Year and the 2001-02 Fiscal Year with a positive GAAP balance of $1.93 billion in the General Fund.

      In 2000-01, the General Fund GAAP Financial Plan projects total revenues of $37.66 billion, total expenditures of $39.69 billion, and net other financing sources of $35 million. In 2001-02, projections show total revenues of $40.87 billion, total expenditures of $40.68 billion and net other financing uses of $190 million. At the end of 2001-02, the accumulated General Fund GAAP surplus is projected to be $1.9 billion.

Special Considerations

      Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the Federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

      Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The State's Financial Plan is also necessarily based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The projections assume no changes in Federal tax law, which could substantially alter the current receipts forecast.

      The State's outyear projections may change substantially as the budget process for 2001-02 continues. For example, the Legislature may not enact the Executive Budget as proposed by the Governor. It is also possible that the State's actions during the fiscal year may be insufficient to preserve budgetary balance in either 2001-02 or in future fiscal years. Actual results for the fiscal year may also differ materially and adversely from the projections set forth in this Appendix.

      There is significant uncertainty in the forecast of the outyear income components, which greatly influence personal income tax growth. In many cases, a reasonable range of uncertainty around the predicted income components could result in significant reductions in projected income tax receipts.


      Moreover, over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by recent events. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in Financial Plan forecasts. Merging and downsizing by firms, as a consequence of deregulation, continued foreign competition or a sustained economic downturn, may have more significant adverse effects on employment than expected.

      An ongoing risk to the State Financial Plans arises from the potential impact of certain litigation and of Federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The Financial Plan contains projected reserves of $150 million in 2001-02 for such events, but assumes no significant Federal disallowance or other Federal actions that could affect State finances.

      The Health Care Financing Administration (HCFA) issued an interim rule in October 2000, that modified the manner in which states are required to calculate their Medicaid Upper Payment Limit (UPL) methodology. Since that time, HCFA issued a final rule on January 12, 2001. The HCFA rule modifies how states are required to calculate their Medicaid UPL. It is anticipated that implementation of this rule would require New York State to phase-out most of its nursing home Intergovernmental Transfer (IGT) payments over a five-year period beginning in State Fiscal Year 2002-03. Upon full implementation of the rule, the net impact is expected to result in an annual loss of $351 million for the State and $88 million for local governments.

      Congress recently enacted legislation (the Balanced Budget Further Refinement Act) which mitigates much of the negative impact of the rule through State Fiscal Year 2004-05 by increasing the cap on facility- specific Disproportionate Share Hospital Program (DSH) payments to 175% for two years.

      It is currently expected that the net impact of the nursing home IGT phase-out and the increase in facility-specific DSH caps will result in a cumulative State Financial Plan savings of $135 million between State Fiscal Year 2002-03 and State Fiscal Year 2004-05. However, since the nursing home IGT phase-out commences in State Fiscal Year 2002-03 (one year before the DSH cap increases), the Financial Plan will lose $81 million in State Fiscal Year 2002-03.

      The DOB believes that its projections of receipts and disbursements relating to the current and proposed State Financial Plans, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth in this Update. In the past, the State has taken management actions to address potential financial plan shortfalls, and the DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. To help guard against these risks, the State has projected reserves of $2.26 billion in 2001-02.

      The State's Financial Plan assumes the availability of certain resources to finance portions of General Fund spending for fringe benefits, health and welfare programs. These resources could become unavailable or decrease, placing additional pressures on budget balance.

      The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from projections. In the past, the State has taken management actions to address potential Financial Plan shortfalls, and may take similar actions should adverse variances occur in its projections for the current fiscal year.

GAAP-Basis Results for Prior Fiscal Years

1999-2000 Fiscal Year

      The State completed its 1999-2000 fiscal year with a combined governmental funds operating surplus of $3.03 billion, which included operating surpluses in the General Fund ($2.23 billion), in Special Revenue Funds ($665 million), in Debt Service Funds ($38 million) and in Capital Projects Funds ($99 million).

General Fund

      The State reported a General Fund operating surplus of $2.23 billion for the 1999-2000 fiscal year, as compared to an operating surplus of $1.08 billion for the 1998-99 fiscal year. The operating surplus for 1999-2000 resulted in part from higher personal income tax receipts, and increases in taxes receivable and other assets of $754 million and $137 million, respectively, and decreases in deferred revenues, due to other funds and other liabilities of $134 million. These gains were partially offset by decreases in accounts receivable and money due from other funds of $77 million, increases in payables to local governments and accrued liabilities of $80 million and $175 million, respectively, and an increase in tax refunds payable of $537 million.

      The State reported an accumulated fund balance of $3.92 billion in the General Fund for 1999-2000. The accumulated fund balance is $50 million higher after a restatement by the State Comptroller to reflect the reclassification of the DRRF to the General Fund.

      General Fund revenues increased $2.30 billion (6.4%) over the prior fiscal year with increases in personal income and consumption and use taxes, and miscellaneous revenues. Business tax and other tax revenues fell from the prior fiscal year. Personal income taxes grew $1.98 billion, an increase of nearly 9.7%. The increase in personal income taxes was caused by strong employment and wage growth and the continued strong performance of the financial markets during 1999. Consumption and use taxes increased $327 million, or 4.5%, to reflect a continuing high level of consumer confidence. Miscellaneous revenues increased $303 million (14.1%), primarily due to growth in investment earnings, fees, licenses, royalties and rents and reimbursements from regulated industries used to fund State administrative costs (e.g., banking and insurance). These increases were partially offset by decreases in business and other taxes. Business taxes decreased nearly $301 million, or 6.2%, because of prior year refunds and the application of credit carryforwards which were applied against current year (1999) liabilities. Other taxes decreased $12 million, or 1.1%.

      General Fund expenditures increased $1.39 billion (3.9%) from the prior fiscal year, with the largest increases occurring in education, health and environment. Education expenditures grew $739 million (6.1%) due mainly to an increase in spending for support for public schools, handicapped pupil education and municipal and community colleges. Health and environment expenditures increased over $215 million (33.5%) primarily reflecting increased spending for local health programs. Personal service costs increased $202 million (3.3%) principally as a result of increases in wages as required by recently approved collective bargaining agreements. Non-personal service costs increased $264 million (11.7%) due primarily to increased spending for goods and services.

      Net other financing sources in the General Fund increased $192 million (45.9%) primarily because transfers of surplus revenues from the Debt Service Funds increased by nearly $100 million and transfers from the Abandoned Property Fund and the Hospital Bad Debt and Charity Accounts increased by nearly $120 million.

Special Revenue, Debt Service and Capital Projects Fund Types

      An operating surplus of $665 million was reported for the Special Revenue Funds for the 1999-2000 fiscal year which increased the accumulated fund balance to $2.14 billion after restatement of prior year fund balances. As a result of legislation enacted during the fiscal year ended March 31, 2000, the Hospital Bad Debt and Charity Accounts were reclassified to Special Revenue Funds thereby increasing the beginning fund balance by $1.01 billion. Revenues increased $2.15 billion over the prior fiscal year (6.9%) as a result of increases in tax, Federal grants, and miscellaneous revenues. Expenditures increased $1.49 billion (5.4%) as a result of increased costs for local assistance grants and non-personal service. Net other financing uses increased $174 million (4.5%).

      Debt Service Funds ended the 1999-2000 fiscal year with an operating surplus of $38 million and, as a result, the accumulated fund balance increased to $2.06 billion. Revenues increased $200 million (7.4%) primarily because of increases in dedicated taxes. Debt service expenditures increased $429 million (15.0%). Net other financing sources increased $113 million (36.1%) due primarily to increases in transfers from the General Fund.

      An operating surplus of $99 million was reported in the Capital Projects Funds for the State's 1999-2000 fiscal year and, as a result, the accumulated fund balance deficit decreased to $129 million. Revenues increased $93 million (3.7%) primarily because Federal grant revenues increased $90 million for transportation projects. Expenditures increased $84 million (2.3%) primarily because of increases capital construction spending for transportation projects. Net other financing sources decreased by $63 million (4.6%).

1998-99 Fiscal Year

      The State completed its 1998-99 fiscal year with a combined governmental funds operating surplus of $1.32 billion, which included operating surpluses in the General Fund ($1.078 billion), in Debt Service Funds ($209 million) and in Capital Projects Funds ($154 million) offset, in part, by an operating deficit in Special Revenue Funds ($117 million).

1997-98 Fiscal Year

      The State completed its 1997-98 fiscal year with a combined governmental funds operating surplus of $1.80 billion, which included an operating surplus in the General Fund of $1.56 billion, in Capital Projects Funds of $232 million and in Special Revenue Funds of $49 million, offset, in part, by an operating deficit of $43 million in Debt Service Funds.

Cash-Basis Results for Prior Fiscal Years

General Fund 1997-98 through 1999-2000

      New York State's financial operations have improved during recent fiscal years. During its last eight fiscal years, the State has recorded balanced budgets on a cash basis, with positive year-end fund balances.

1999-2000 Fiscal Year

      The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.51 billion. As in recent years, strong growth in receipts above forecasted accounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

      The State reported a General Fund closing balance of $1.17 billion, an increase of $275 million from the prior fiscal year. The balance was held in four accounts within the General Fund: TSRF, CRF the Debt Reduction Reserve Fund
(DRRF) and CPF. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

      The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of LGAC financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

      General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6% from 1998-99 levels. General Fund disbursements and transfers to other funds totaled $37.17 billion for the 1999-2000 fiscal year, an increase of 1.6% from the prior fiscal year.

1998-99 Fiscal Year

      The State ended its 1998-99 fiscal year on March 31, 1999, in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of approximately $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and securities industries.

      The General Fund had a closing balance of $892 million, an increase of $254 million from the prior fiscal year. The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, in following a $39 million deposit in 1998-99. The CPF closed the fiscal year with a balance of $312 million. The General Fund closing balance did not include $2.31 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1999.

      General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.82 billion, an annual increase of 6.2% over 1997-98. General Fund disbursements and transfers to other funds were $36.57 billion, an annual increase of 6.1%.

1997-98 Fiscal Year

      The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

      The General Fund closing balance was $638 million, an increase of $205 million from the prior fiscal year. The balance included $400 million in the TSRF, after a required deposit of $15 million (repaying a transfer made in 1991-92) and an additional deposit of $68 million made from the 1997-98 surplus. (The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF closed the fiscal year with a balance of $170 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.)

      General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-98 fiscal year totaled $34.67 billion, an increase of 4.9% from the previous fiscal year. General Fund disbursements and transfers to other funds totaled $34.47 billion, an increase of 4.8%.

Other Governmental Funds (1997-98 through 1999-00)

      Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with Federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation, the Metropolitan Transportation Authority (MTA) and other transit entities.


      In the Special Revenue Funds, disbursements increased from $27.65 billion to $31.22 billion over the last three years, primarily as a result of increased costs for the Federal share of Medicaid and the initial costs of the STAR program. Other activity reflected dedication of taxes for mass transportation purposes, new lottery games, and new fees for criminal justice programs.

      Disbursements in the Capital Projects Funds increased over the three-year period from $3.57 billion to $4.22 billion, primarily for education, environment, public protection and transportation programs. The composition of this fund type's receipts also has changed as dedicated taxes, Federal grants and reimbursements from public authority bonds increased, while general obligation bond proceeds declined.

      Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the ongoing costs of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years using strict present value savings criteria. Disbursements in this fund type increased from $3.09 billion to $3.59 billion over the three-year period.

The New York Economy

      New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

      The economic forecast of the State has also been modified from the Mid-Year Update to reflect changes in the national outlook. Continued growth is projected for 2001 and 2002 in employment, wages, and personal income, although the growth will moderate significantly from the 2000 pace. Personal income is estimated to have grown by 7.8% in 2000, fueled in part by a large increase in financial-sector bonus payments at the beginning of the year and strong growth in total employment and is projected to grow 4.6% in 2001 and 3.9% in 2002. Bonus payments are projected to grow 2.4% in 2001 and 3.6% in 2002, representing distinctly lower growth than the 19.4% rate for 2000. Lower bonus growth is partly due to the volatility of the stock markets and weaker securities industry activity. Another factor contributing to the weaker personal income growth in 2001 and 2002 is the reduced growth rate of non-wage income, which is projected to be lower due to the general economic slowdown. Overall employment is expected to grow at a more modest rate than in 2000, reflecting the slowdown in the national economy, continued fiscal restraint, and restructuring in the manufacturing, health care, social service, and financial sectors.

      Given the importance of the securities industry in the New York State economy, a significant change in stock market performance during the forecast horizon could result in financial sector profits and bonuses that are significantly different from those embodied in the forecast. Given the recent volatility in financial markets, such uncertainties are particulary pronounced at this time. The timing and impact of changes in economic conditions are difficult to estimate with a high degree of accuracy. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate shifts and the prominence of these markets in the New York economy. In addition, there is a possibility that greater-than-anticipated mergers, downsizing, and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.

      Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

      Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

      Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

      Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

      Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

      Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

Economic and Demographic Trends

      In the calendar years 1987 through 1998, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. However, the situation has been improving during recent years. In 1999, for the first time in 13 years, the employment growth rate of the State surpassed the national growth rate. Although the State unemployment rate has been higher than the national rate since 1991, the gap between them has narrowed in recent years.

      State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

Debt and Other Financing Activities

      Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financings, moral obligation and other financings through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature.

      The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

      The State's 2000-01 borrowing plan projects issuances of $367 million in general obligation bonds, including $45 million for purposes of redeeming the remaining outstanding BANs. The State does not anticipate issuing new BANs during the 2000-01 fiscal year. The State is expected to issue up to $276 million in COPs to finance equipment purchases (including costs of issuance, reserve funds, and other costs) during the 2000-01 fiscal year. Of this amount, it is anticipated that approximately $76 million will be used to finance agency equipment acquisitions. Approximately $200 million is expected to finance the purchase of new welfare computer systems designed to improve case management, fraud detection and child support collection capabilities.

      Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $2.91 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 2000-01.


      The proposed 2001-02 through 2005-06 Capital Program and Financing Plan was released with the 2001-02 Executive Budget on January 16, 2001. The proposed Plan projects capital spending of $4.96 billion in 2001-02. The capital spending is proposed to be financed with a mixture of authority bonds (33%), State and Federal pay-as-you go resources (32% and 29%, respectively), and general obligation bonds (6%). The Plan's projected levels of debt issuances and debt service costs for 2000-01, 2001-02, and the remaining four years of the Plan are projected to be well below the debt caps and limitations imposed by the Debt Reform Act of 2000. The Act, which applies to all new State-supported debt issued on and after April 1, 2000 imposed:

o A phased-in cap on new State-supported debt outstanding of 4% of personal income (the existing State-supported debt levels for 2000-01 are projected to be 5.7% of personal income).

o A phased-in cap on new State-supported debt service costs of 5% of total governmental funds receipts (the existing State-supported debt service costs are 5.2%).

o A limit on the use of debt to capital works and purposes only and a limit on the maximum term of new State-supported debt to 30 years.

      The Executive Budget also proposes a constitutional debt reform bill that would mandate the caps and limitations imposed by the Debt Reform Act, ban "back door" borrowing, authorize a limited amount of revenue debt, ensure that at least one-half of all new debt is approved by the voters, and authorize multiple general obligation bond act proposals. The earliest the constitutional debt reform bill could take effect, after passage by two separately-elected Legislatures and approval by the voters, is January 1, 2004.

      State-supported debt levels and debt service costs projected for 2000-01, 2001-02, and the remaining years of the Plan reflect the use of $750 million in DRRF deposits. As planned, $500 million was used in 2000-01, of which $421 million was used to defease certain bonds issued by DASNY), Housing Finance Agency (HFA), and Environmental Facilities Corporation (EFC),where the debt service was paid by the State. The balance is expected to be used to pay for projects that are authorized to be financed with bonds. In the 2001-02 fiscal year, the $250 million balance is proposed to be used to provide pay-as-you-go resources to finance certain transportation projects.

      The 2001-02 Executive Budget also proposes a new statutory revenue debt structure. The proposed revenue debt that would be supported by a pledge of 25% of State personal income tax receipts (subject to appropriation), issued in lieu of currently authorized State-appropriation-backed debt and subject to the caps and limitations imposed by the Debt Reform Act. The proposed revenue debt structure is similar to LGAC bonds and will provide a framework to implement a revenue debt structure which would be authorized by the proposed constitutional debt reform bill.

      Efforts to reduce debt unanticipated delays in the advancement of certain projects, and revisions to estimated financing needs are expected to reduce borrowings in 2000-01. The State's 2000-01 borrowing plan now projects issuances of $281 million in general obligation bonds and $56 million in Certificates of Participation to finance the purchase of new welfare computer systems.

      Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $2.36 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 2000-01. Included therein are borrowings by: (i) DASNY for SUNY; CUNY; mental health and educational facilities including RESCUE (school construction) and the Judicial Training Institute; (ii) Thruway Authority for the Dedicated Highway and Bridge Trust Fund and Consolidated Highway Improvement Program, (iii) Urban Development Corporation (doing business as the Empire State Development Corporation) for prison facilities; (iv) HFA for Service Contract Obligation Revenue bonds; and (v) EFC for water pollution control and Pipeline for Jobs (Jobs 2000).

      The projection of State borrowings are subject to change as market conditions, interest rates and other factors vary.

Public Authorities

      The fiscal stability of the State is related in part to the fiscal stability of its public authorities. For the purposes of this Appendix, public authorities refer to public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations. As of December 31, 1999, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $95 billion, only a portion of which constitutes State-supported or State-related debt.

      The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to provide transit and commuter services.

      Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of the date of this Appendix, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

Metropolitan Transportation Authority

      The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York metropolitan area through the MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

      Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1% regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one-quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. The 2000-01 enacted budget provides State assistance to the MTA totaling approximately $1.35 billion and initiates a five-year State transportation plan that includes nearly $2.2 billion in dedicated revenue support for the MTA's 2000-04 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees, and motor fuel taxes not previously dedicated to the MTA.

      State legislation accompanying the 2000-01 enacted State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000-04 Capital Program. On May 4, 2000, the Capital Program Review Board approved the MTA's $17.1 billion capital program for transit purposes for 2000 through 2004. The 2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation system by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair, and making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project.

      The currently approved 2000-04 Capital Program assumes the issuance of an estimated $8.9 billion in new money bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. Further, the enacted State budget authorized the MTA to undertake a major debt restructuring initiative which will enable the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

      There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 2000-04 Capital Program or parts thereof will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

The City of New York

      The fiscal health of the State also may be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State also may be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

      In recent years, the State constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority (TFA) in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. During the 2000 legislative session, the State enacted legislation that increased the borrowing authority of the TFA by $4 billion, to $11.5 billion, which the City expects will provide sufficient financing capacity to continue its capital program over the next four fiscal years.

Fiscal Oversight

      In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC
MAC) to provide financing assistance to the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

      Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

Monitoring Agencies

      The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with its Financial Plan. According to staff reports, economic growth in New York City has been very strong in recent years, led by a surge in Wall Street profitability which resulted in increased tax revenues and produced a substantial surplus for the City in City fiscal years 1996-97, 1997-98 and 1998-99. For its 1999-2000 fiscal year, the City had an operating surplus of $3.2 billion, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The City is projecting a substantial surplus for its 2000-01 fiscal year and a balanced budget for 2001-02. However, it forecasts budget gaps in subsequent fiscal years. Although several sectors of the City's economy have expanded over the last several years, especially tourism, media, business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. In addition, the size of tax reductions enacted since City fiscal year 1994-1995 has totals over $2.5 billion in City fiscal year 2000-01, primarily affecting collections of the personal and business income taxes and the sales tax. These reductions are expected to be worth $3.1 billion by City fiscal year 2004-2005. The City has proposed additional tax reductions that would raise the total worth of recent tax cuts to $3.1 billion by City fiscal year 2004-05.





Other Localities

      Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2000-01 fiscal year.

      The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 2000-01 totals $200.4 million. The 2000-01 enacted budget increased General Purpose State Aid for local governments by $11 million to $562 million.

      While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

      Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State, other than New York City, was approximately $20.3 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.

      Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may reduce (or in some cases eliminate) Federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities also may face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, also may adversely affect localities and necessitate State assistance.

      To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation creating the Nassau County Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. The Authority may also impose financial plan requirements on Nassau County. The State paid $30 million in transitional assistance to the County for State fiscal year 2000-01, and the Governor has proposed providing up to $75 million in State assistance over the next four State fiscal years. Allocation of any such assistance is contingent upon the Authority's approval of Nassau County's financial plan.

Litigation

General

      The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter.

      The State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions or are not deemed adverse and material. Although the amounts of potential losses resulting from this litigation, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material and adverse effect on the State's financial position in the 2000-01 fiscal year or thereafter.

      The General Purpose Financial Statements for the 1999-2000 fiscal year report estimated probable awarded and anticipated unfavorable judgments of $895 million, of which $132 million is expected to be paid during the 1999-2000 fiscal year.

      Adverse developments in the proceedings described below, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2000-01 Financial Plan. The State believes that the proposed 2000-01 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2000-01 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2000-01 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2000-01 Financial Plan.





Tax Law

      In New York Association of Convenience Stores, et al. v. Urbach, et al., petitioners, New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. are seeking to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed, pursuant to Tax Law Articles 12-A, 20 and 28, on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternately, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department, and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioners' motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. On July 9, 1998, the New York Court of Appeals reversed the order of the Appellate Division, Third Department, and remanded the matter to the Supreme Court, Albany County, for further proceedings. The Court held that the petitioners had standing to assert an equal protection claim, but that their claim did not implicate racial discrimination. The Court remanded the case to Supreme Court, Albany County, for resolution of the question of whether there was a rational basis for the Tax Department's policy of non-enforcement of the sales and excise taxes on reservation sales of cigarettes and motor fuel to non-Indians. In a footnote, the Court stated that, in view of its disposition of the case, petitioners' cross-appeal regarding the statewide suspension of the taxes is "academic." By decision and judgment dated July 9, 1999, the Supreme Court, Albany County, granted judgment dismissing the petition. On September 2, 1999, petitioners appealed to the Appellate Division, Third Department, from the July 9, 1999 decision and order. On August 3, 2000, the Third Department affirmed the judgment dismissing the petition. By notice of appeal dated August 25, 2000, petitioners appealed to the Court of Appeals from the August 3, 2000 order. On November 30, 2000, the Court of Appeals dismissed petitioners' appeal for lack of a substantial constitutional question. Petitioners have moved for leave to appeal.




Line Item Veto

      In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v. Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. On July 10, 1998, the State filed a motion to dismiss this action. By order entered January 7, 1999, the Court denied the State's motion to dismiss. On January 27, 1999, the State appealed that order. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order and dismissed the petition. Plaintiff has appealed the July 20, 2000 decision to the Court of Appeals.

Real Property Claims

      The State and certain of its counties have been, and continue to be, the subject of Indian land claims. On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

      In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within said 250,000 acre area. These motions were argued March 29, 1999 and are still awaiting determination. The District Court has not yet rendered a decision. By order dated February 24, 1999, the District Court appointed a Federal settlement master. A conference scheduled by the District Court for May 26, 1999 to address the administration of this case has been adjourned indefinitely.

      Several other actions involving Indian claims to land in upstate New York are also pending. Included are Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York and Seneca Nation of Indians, et al. v. State, et al., in the United States District Court for the Western District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions, but may enhance others. In the Cayuga Indian Nation of New York case, by order dated March 29, 1999, the United States District Court for the Northern District of New York appointed a Federal settlement master. In October 1999, the District Court granted the Federal Government's motion to have the State held jointly and severally liable for any damages owed to the plaintiffs. At the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the properties at issue was rendered against the defendants. On July 17, 2000, a bench hearing was commenced to determine whether prejudgment interest is appropriate and, if so, the amount thereof. In the Canadian St. Regis Band of Mohawk Indians case, the United States District Court for the Northern District of New York has directed the parties to rebrief outstanding motions to dismiss brought by the defendants. The State filed its brief on July 1, 1999. The motions were argued in September 1999. No decision has been rendered on these motions. In Seneca Nation of Indians, by order dated November 22, 1999, the District Court confirmed the July 12, 1999 magistrate's report, which recommended granting the State's motion to dismiss that portion of the action relating to the right of way where the New York State Thruway crosses the Cattaraugus Reservation in Erie and Chatauqua Counties and denying the State's motion to dismiss the Federal Government's damage claims. On October 17, 2000, the District Court advised the parties that it would resolve that portion of the case related to the plaintiffs claims of ownership of the islands of the Niagara River on summary judgment motions without a trial.

Civil Rights Claims

      In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan (EIP I). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the State) in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the United States Court of Appeals for the Second Circuit, based on the District Court's factual findings, held the State defendants liable under 42 USC ss.1983 and the Equal Educational Opportunity Act, 20 USC ss.ss.1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan (EIP II) to eradicate these vestiges of segregation. The October 8, 1997 order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the order, the State make available to Yonkers $450,000 to support planning activities to prepare the EIP II budget for 1998-99 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. On November 7, 1997, the State appealed that judgment to the Second Circuit. Additionally, the Court adopted a requirement that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I was reduced to an order on December 2, 1997 and reduced to a judgment on February 10, 1998. The State appealed that order to the Second Circuit on December 31, 1997 and amended the notice of appeal after entry of the judgment.

      In a decision dated November 16, 1999, the Second Circuit affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year. The Second Circuit also found no basis for the District Court's findings that vestiges of a dual system continued to exist in Yonkers, and therefore vacated the District Court's EIP II order. The Second Circuit, however, remanded to the District Court for the limited purpose of making further findings on the existing record as to whether any other vestiges of the dual system remain in the Yonkers public schools. On May 22, 2000, the United States Supreme Court denied the State's petition for certiorari, seeking leave to appeal the November 16, 1999 decision and the underlying September 3, 1996 decision.

      On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998. The order directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. On August 24, 1998, the State appealed that order to the Second Circuit. The city of Yonkers and the Yonkers Board of Education cross appealed to the Second Circuit from that order. By stipulation of the parties approved by the Second Circuit on November 19, 1998, the appeals from the July 27, 1998 order were withdrawn without prejudice to reinstatement upon determination of the State's appeal of the October 14, 1997 judgment discussed above. The appeals were reinstated after the November 16, 1999 Second Circuit decision was issued.

      On April 15, 1999, the District Court issued two additional orders. The first order directed the State to pay to Yonkers an additional $11.3 million by May 1, 1999, as the State's remaining share of EIP costs for the 1997-98 school year. The second order directed the State to pay to Yonkers $69.1 million as its share of the estimated EIP costs for the 1998-99 school year. The State made both payments on April 30, 1999. The State appealed both of the April 15, 1999 orders.

      On April 17, 2000, the District Court issued an additional order, directing the State to pay to Yonkers $44.3 million as its share of the estimated EIP costs for the 1999-2000 school year. On May 17, 2000, the State appealed that order to the Second Circuit. The appeals of all of these funding orders have been consolidated with the May 17, 2000 appeal of the April 17, 2000 order.

    School Aid

     In Campaign for Fiscal Equity, Inc., et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates article 11, section 1 of the State Constitution and Title VI of the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.


      This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the Federal and State constitutions and Title VI of the Federal Civil Rights Act of 1964, and reversed dismissal of the claims under article 11, section 1 of the State Constitution and the implementing regulations of Title VI.

      The trial of this action concluded July 27, 2000. By decision dated January 9, 2001, the trial court held that the education provided for New York City students violates plaintiffs' rights under the State Constitution and the State's method for funding education in the State violates plaintiffs' rights under regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress these constitutional and regulatory violations, setting a deadline of September 15, 2001 to implement these reforms. The State has announced that it intends to appeal.

State Programs

Medicaid

      Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law ss.2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of Federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2% and 3.8% assessments on gross receipts imposed pursuant to Public Health Law ss.ss. 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State appealed that order. By decision and order dated August 31, 1998, the Appellate Division, Second Department, affirmed that order. On September 30, 1998, the State moved for re-argument or, in the alternative, for a certified question for the Court of Appeals to review. By order dated January 7, 1999, the motion was denied. A final order was entered in Supreme Court on January 26, 1999. On February 23, 1999, the State appealed that order to the Court of Appeals. In a decision entered December 16, 1999, the Court of Appeal reversed the decision below and upheld the constitutionality of the assessments. On May 15, 2000, plaintiffs filed a petition for certiorari with the United States Supreme Court seeking to appeal the December 16, 1999 decision. The State chose not to file any responding papers.

Food Stamp Program

      In an action commenced April 5, 1999 by New York and several other states against the Federal Government (State of Arizona, et al. v. Shalala, et al., United States District Court, District of Columbia), plaintiffs challenge a Federal directive which requires states to change their method of allocating costs associated with the Food Stamp program. On July 29, 1999, plaintiffs moved for summary judgment. On September 23, 1999, defendant cross-moved for summary judgment. In a decision dated October 23, 2000, the District Court denied the plaintiffs' motion and granted defendants' motion and dismissed the case.

Proprietary Schools

      In an action unsealed in February, 1996, the relator claims, inter alia, that the State violated the Federal False Claims Act, 31 USC ss. 3729, et seq. (United States ex rel. Long v. SCS Business and Technical Institute, Inc., et al., United States District Court, District of Columbia). On March 29, 1999, the District of Columbia Circuit Court reversed a decision by the District Court and granted the State's motion to dismiss the action. On May 30, 2000, the United States Supreme Court denied the petition of the United States for certiorari.










                                   APPENDIX E


      Set forth below, as to each share Class of each Fund, as applicable, are those shareholders known by the Fund to own of record 5% or more of a Class of shares of the Fund outstanding as of March 1, 2001:


Government Money Fund


Class A: The Bank of New York as Agent for Payroll Corp. Tax Account - Millennium, 1845 New Highway, Farmingdale, NY 11735-1508 - owned of record 8.6433%.

Class B: Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 49.8427%;

            Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 32.4595%;

            Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, California 94111-02702 - owned of record 5.8028%.

Treasury Money Fund

Class A:    Majel B. Roddenberry TTEE, Comerica Securities, Attn.:
            Melind/Sherry, c/o Kessler Schneider & Co., 15260 Ventura Blvd., Suite 1040, Sherman Oaks, CA 91403-5345 - owned of record 22.6519%;

            Norway Corp., Comerica Securities, Attn.: Melinda Sugasawara, c/o Kessler Schneider & Co., 15260 Ventura Blvd., Suite 1040, Sherman Oaks, CA 91403-5345 - owned of record 18.6748%;

            Anthony Edwards and Jeanine Lobell, JTWROS Comerica Securities,
            Attn.: Sherry, c/o Kessler Schneider & Co., 15260 Ventura Blvd., Suite 1040, Sherman Oaks, CA 91403-5345 - owned of record 6.2065%.

Class B: BNY Clearing Services LLC Special Custody Accounts for the Exclusive Benefit of Customers, Attn.: Money Funds, 111 E. Kilbourn Avenue, Suite 300, Milwaukee, WI 53202-6611 - owned of record 58.6539%;

            Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 37.0823%.


Money Fund

Class A: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 10.0988%.

Class B: Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 46.7896%;

            Banc of America Securities LLC, Money Market Fund Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 13.2377%.

            Stifel Nicolaus & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 18.9451%;

            BNY Clearing Services LLC, Special Custody Accounts for the Exclusive Benefit of Customers, Attn.: Money Funds, 111 E. Kilbourn Avenue, Suite 300, Milwaukee, WI 53202-6611 - owned of record 7.5936%;

            Bear Stearns Securities Corp., FBO #0068724541AE 75K, 1 Metrotech CTR N, Brooklyn, NY 11201-3870 - owned of record 5.9661%.


California Municipal Fund

Class A: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 23.5854%.

Class B: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 67.113%;

            Stifel Nicolas & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 22.0812%.

            Mercantile National Bank, FBO Scott Sturgeon, Los Angeles, CA 90046-1405 - owned of record 5.7609%.

National Municipal Fund

Class A: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 29.8057%.

Class B: Robert W. Baird & Co., Omnibus Accounts for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 72.7070%;

            Stifel Nicolaus & Co. Inc. for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 - owned of record 18.2821%.


New York Municipal Fund

Class A: Banc of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery Street, Suite 4, San Francisco, CA 94111-2702 - owned of record 9.1757%;

Class B: Mellon Investor Services, 85 Challenger Dr., Ridgefield Park, NJ 07660-2104 - owned of record 46.1824%;

            Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers, P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record 30.9044%;

            First Albany Corporation, Attn.: Treasury Management, 30 South Pearl Street, P.O. Box 52, Albany, NY 12201-0052 - owned of record 9.4887%.







                  GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

                            PART C. OTHER INFORMATION
                            -------------------------


Item 23. Exhibits
-------  --------

     (a) Registrant's Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on January 30, 1995.


     (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on March 29, 2000.


     (d) Management Agreement is incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on January 30, 1995.


     (e) Distribution Agreement. Forms of Distribution Plan Agreements and Shareholder Services Plan Agreements with respect to Class B are incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on March 29, 2000.


     (g) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on September 8, 1995. Sub-Custodian Agreements are incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on March 11, 1994.

     (h) Shareholder Services Plans, with respect to Class A and Class B, are incorporated by reference to Exhibits (9)(a)and (9)(b), respectively, to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on September 8, 1995.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on January 30, 1995.

     (j)  Consent of Independent Auditors.

     (m)  Rule 12b-1 Distribution Plan is incorporated by reference to Exhibit
          (15) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on September 8, 1995.


     (n)  Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit
          (n) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on March 29, 2000.

     (p) Code of Ethics adopted by the Registrant, Registrant's Adviser and Registrant's Distributor.


    Other Exhibits


     (a) Powers of Attorney of the Board members and officers are incorporated by reference to Item 23 - Other Exhibits (a) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on March 29, 2000.


     (b)  Certificate of Assistant Secretary.


Item 24.          Persons Controlled by or under Common Control with Registrant
-------           -------------------------------------------------------------


                  Not Applicable.


Item 25.       Indemnification
-------         ---------------


                Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation incorporated by reference to Exhibit
                (1) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on January 30, 1995 and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws, as amended are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on March 29, 2000, and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:


                     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

                     Reference is also made to the Distribution Agreement which is attached hereto as Exhibit (e).

Item 26.         Business and Other Connections of Investment Adviser
-------          ----------------------------------------------

                  The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisers, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.          Business and Other Connections of Investment Adviser (continued)
----------------------------------------------------------------------------------

                  Officers and Directors of Investment Adviser


Name and Position
With Dreyfus                       Other Businesses                      Position Held                 Dates

CHRISTOPHER M. CONDRON             Franklin Portfolio Associates,        Director                      1/97 - Present
Chairman of the Board and          LLC*
Chief Executive Officer
                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present
                                                                         President                     10/97 - 6/98
                                                                         Chairman                      10/97 - 6/98

                                   The Boston Company                    Director                      1/98 - Present
                                   Asset Management, LLC*                Chairman                      1/98 - 6/98
                                                                         President                     1/98 - 6/98

                                   The Boston Company                    President                     9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                      4/95 - 1/98
                                                                         Director                      4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                      1/97 - Present

                                   Certus Asset Advisors Corp.**         Director                      6/95 - Present

                                   Mellon Capital Management             Director                      5/95 - Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                       5/95 - 1/98

                                   Mellon Equity Associates, LLP+        Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                       5/95 - 1/98

                                   Boston Safe Advisors, Inc.*           Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Mellon Bank, N.A. +                   Director                      1/99 - Present
                                                                         Chief Operating Officer       3/98 - Present
                                                                         President                     3/98 - Present
                                                                         Vice Chairman                 11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer       1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 11/94 - 1/99

                                   Founders Asset Management,            Chairman                      12/97 - Present
                                   LLC****                               Director                      12/97 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/94 - Present
                                                                         Director                      5/93 - Present

                                   Laurel Capital Advisors, LLP+         Executive Committee           1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                       10/93 - 1/98

                                   Boston Safe Deposit and Trust         Director                      5/93 - Present
                                   Company*

                                   The Boston Company Financial          President                     6/89 - 1/97
                                   Strategies, Inc. *                    Director                      6/89 - 1/97

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

BURTON C. BORGELT                  DeVlieg Bullard, Inc.                 Director                      1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                      6/91 - Present

                                   Mellon Bank, N.A. +                   Director                      6/91 - Present

                                   Dentsply International, Inc.          Director                      2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                      3/93 - Present
                                   Lincolnshire, IL

STEPHEN E. CANTER                  Dreyfus Investment                    Chairman of the Board         1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                      5/95 - Present
Officer, Chief Investment                                                President                     5/95 - Present
Officer, and Director
                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers
                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
Vice Chairman - Institutional                                            and Chairman of the
and Director                                                             Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Senior Vice Chairman          1/99 - Present
Director                                                                 Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99
                                                                         Treasurer                     1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman          3/98 - Present
                                                                         Vice Chairman                 6/92 - 3/98
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer       11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                      1/95 - 2/99
                                                                         President                     9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                      3/96 - 12/98
                                                                         President                     10/96 - 12/98

                                   Dreyfus Service                       Director                      12/94 - 3/99
                                   Organization, Inc.++                  President                     1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                      5/97 - 3/99
                                   Massachusetts, Inc.++++               President                     5/97 - 3/99
                                                                         Director                      5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                      5/97 - 6/99
                                   Corporation++                         President                     5/97 - 6/99
                                                                         Director                      12/94 - 6/99

                                   Founders Asset Management,            Member, Board of              12/97 - 12/99
                                   LLC****                               Managers

                                   The Boston Company Advisors,          Chairman                      12/95 - 1/99
                                   Inc.                                  Chief Executive Officer       12/95 - 1/99
                                   Wilmington, DE                        President                     12/95 - 1/99

                                   The Boston Company, Inc.*             Director                      5/93 - 1/99
                                                                         President                     5/93 - 1/99

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                      1/98 - 8/98
                                                                         Executive Committee           1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer       1/98 - 8/98
                                                                         President                     1/98 - 8/98

                                   Laurel Capital Advisors, Inc. +       Trustee                       12/91 - 1/98
                                                                         Chairman                      9/93 - 1/98
                                                                         President and CEO             12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

                                   Boston Safe Deposit and Trust         Director                      6/93 - 1/99
                                   Company+                              Executive Vice President      6/93 - 4/98

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

                                   Mellon Bank (DE) National             Director                      4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                      1/96 - 4/98
                                   Association
                                   Rockville, Maryland

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management,            President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

RONALD P. O'HANLEY                 Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present
Vice Chairman
                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member
                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management LTD           Executive Committee           10/98 - Present
                                   (UK)                                  Member
                                   London, England                       Director                      10/98 - Present

                                   Mellon Asset Management               Non-Resident Director         11/98 - Present
                                   (Japan) Co., LTD
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director of Investments and
Senior Vice President
                                   Gruntal & Co., LLC                    Executive Vice President      5/97 - 11/99
                                   New York, NY                          Partner                       5/97 - 11/99
                                                                         Executive Committee           5/97 - 11/99
                                                                         Member
                                                                         Board of Directors            5/97 - 11/99
                                                                         Member
                                                                         Treasurer                     5/97 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99
PATRICE M. KOZLOWSKI               None
Senior Vice President - Corporate
Communications


MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                       8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - 8/00
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                      1/96 - 10/98
                                                                         Treasurer                     10/96 - 10/98

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Vice President - Product                                                 Marketing and Advertising
Development                                                              Division

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++


WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems
                                   Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.



Item 27.    Principal Underwriters
--------    ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Bond Fund, Inc.
20)      Dreyfus Global Growth Fund
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Premier Fixed Income Funds
27)      Dreyfus Index Funds, Inc.
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Funds
30)      Dreyfus Institutional Short Term Treasury Fund
31)      Dreyfus Insured Municipal Bond Fund, Inc.
32)      Dreyfus Intermediate Municipal Bond Fund, Inc.
33)      Dreyfus International Funds, Inc.
34)      Dreyfus Investment Grade Bond Funds, Inc.
35)      Dreyfus Investment Portfolios
36)      The Dreyfus/Laurel Funds, Inc.
37)      The Dreyfus/Laurel Funds Trust
38)      The Dreyfus/Laurel Tax-Free Municipal Funds
39)      Dreyfus LifeTime Portfolios, Inc.
40)      Dreyfus Liquid Assets, Inc.
41)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)      Dreyfus Massachusetts Municipal Money Market Fund
43)      Dreyfus Massachusetts Tax Exempt Bond Fund
44)      Dreyfus MidCap Index Fund
45)      Dreyfus Money Market Instruments, Inc.
46)      Dreyfus Municipal Bond Fund, Inc.
47)      Dreyfus Municipal Cash Management Plus
48)      Dreyfus Municipal Money Market Fund, Inc.
49)      Dreyfus New Jersey Intermediate Municipal Bond Fund
50)      Dreyfus New Jersey Municipal Bond Fund, Inc.
51)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)      Dreyfus New Leaders Fund, Inc.
53)      Dreyfus New York Municipal Cash Management
54)      Dreyfus New York Tax Exempt Bond Fund, Inc.
55)      Dreyfus New York Tax Exempt Intermediate Bond Fund
56)      Dreyfus New York Tax Exempt Money Market Fund
57)      Dreyfus U.S. Treasury Intermediate Term Fund
58)      Dreyfus U.S. Treasury Long Term Fund
59)      Dreyfus 100% U.S. Treasury Money Market Fund
60)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
61)      Dreyfus Pennsylvania Municipal Money Market Fund
62)      Dreyfus Premier California Municipal Bond Fund
63)      Dreyfus Premier Equity Funds, Inc.
64)      Dreyfus Premier International Funds, Inc.
65)      Dreyfus Premier GNMA Fund
66)      Dreyfus Premier Opportunity Funds
67)      Dreyfus Premier Worldwide Growth Fund, Inc.
68)      Dreyfus Premier Municipal Bond Fund
69)      Dreyfus Premier New York Municipal Bond Fund
70)      Dreyfus Premier State Municipal Bond Fund
71)      Dreyfus Premier Value Equity Funds
72)      Dreyfus Short-Intermediate Government Fund
73)      Dreyfus Short-Intermediate Municipal Bond Fund
74)      The Dreyfus Socially Responsible Growth Fund, Inc.
75)      Dreyfus Stock Index Fund
76)      Dreyfus Tax Exempt Cash Management
77)      The Dreyfus Premier Third Century Fund, Inc.
78)      Dreyfus Treasury Cash Management
79)      Dreyfus Treasury Prime Cash Management
80)      Dreyfus Variable Investment Fund
81)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
82)      General California Municipal Bond Fund, Inc.
83)      General California Municipal Money Market Fund
84)      General Government Securities Money Market Funds, Inc.
85)      General Money Market Fund, Inc.
86)      General Municipal Bond Fund, Inc.
87)      General Municipal Money Market Funds, Inc.
88)      General New York Municipal Bond Fund, Inc.
89)      General New York Municipal Money Market Fund




(b)



                                                                                                                    Positions and
Name and principal                                                                                                  Offices with
Business address                              Positions and offices with the Distributor                            Registrant


Thomas F. Eggers *                            Chief Executive Officer and Chairman of the Board                     None
J. David Officer *                            President and Director                                                None
Stephen Burke *                               Executive Vice President                                              None
Charles Cardona *                             Executive Vice President                                              None
Anthony DeVivio **                            Executive Vice President                                              None
David K. Mossman **                           Executive Vice President                                              None
Jeffrey N. Nachman ***                        Executive Vice President and Chief Operations Officer                 None
William T. Sandalls, Jr. *                    Executive Vice President and Director                                 None
Wilson Santos **                              Executive Vice President and Director of Client Services              None
William H. Maresca *                          Chief Financial Officer                                               None
Ken Bradle **                                 Senior Vice President                                                 None
Stephen R. Byers *                            Senior Vice President                                                 None
Frank J. Coates *                             Senior Vice President                                                 None
Joseph Connolly *                             Senior Vice President                                                 Vice President
                                                                                                                    and Treasurer
William Glenn *                               Senior Vice President                                                 None
Michael Millard **                            Senior Vice President                                                 None
Mary Jean Mulligan **                         Senior Vice President                                                 None
Bradley Skapyak *                             Senior Vice President                                                 None
Jane Knight *                                 Chief Legal Officer and Secretary                                     None
Stephen Storen *                              Chief Compliance Officer                                              None
Jeffrey Cannizzaro *                          Vice President  Compliance                                            None
Maria Georgopoulos *                          Vice President  Facilities Management                                 None
William Germenis                              Vice President  Compliance                                            None
Walter T. Harris *                            Vice President                                                        None
Janice Hayles *                               Vice President                                                        None
Hal Marshall *                                Vice President  Compliance                                            None
Paul Molloy *                                 Vice President                                                        None
Theodore A. Schachar *                        Vice President  Tax                                                   None
James Windels *                               Vice President                                                        None
James Bitetto *                               Assistant Secretary                                                   None



*               Principal business address is 200 Park Avenue, New York, NY 10166.
**              Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***             Principal business address is 401 North Maple Avenue, Beverly Hills, CA  90210.



Item 28.             Location of Accounts and Records
                     ________________________________

                     1.    The Bank of New York
                           100 Church Street
                           New York, New York 10286

                     2.    Dreyfus Transfer, Inc.
                           P.O. Box 9671
                           Providence, Rhode Island  02940-9671

                     3.    The Dreyfus Corporation
                           200 Park Avenue
                           New York, New York 10166

Item 29.             Management Services
_______              ___________________

                     Not Applicable

Item 30.             Undertakings
________             ____________

                      None.





                                   SIGNATURES
                                  -------------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of March, 2001.


                           GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

                           BY:    /s/Stephen E. Canter*
                                  ---------------------
                                 Stephen E. Canter, PRESIDENT


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                  Signatures                        Title                              Date


/s/Stephen E. Canter*                 President (Principal Executive               03/28/01
---------------------------           Officer)
   Stephen E. Canter


/s/Joseph Connolly*                   Treasurer (Principal Financial               03/28/01
---------------------------             and Accounting Officer)
   Joseph Connolly


/s/Joseph S. DiMartino*               Chairman of the Board of Trustees            03/28/01
---------------------------
   Joseph S. DiMartino


/s/Clifford L. Alexander, Jr.*        Trustee                                      03/28/01
---------------------------
   Clifford L. Alexander


/s/Peggy C. Davis*                    Trustee                                      03/28/01
--------------------------
   Peggy C. Davis


/s/Ernest Kafka*                      Trustee                                      03/28/01
---------------------------
  Ernest Kafka


/s/Nathan Leventhal*                  Trustee                                      03/28/01
---------------------------
   Nathan Leventhal*




*BY:     /s/Janette E. Farragher
         -----------------------
         Janette E. Farragher,
         Attorney-in-Fact

                  GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

                                INDEX OF EXHIBITS

                    (e)      Distribution Agreement.

                    (j)      Consent of Independent Auditors.

                    (p)      Code of Ethics adopted by Registrant,
                             Registrant's Adviser and Registrant's Distributor.


         Other Exhibits

                    (b)      Certificate of Assistant Secretary.